Securities Act File No. 33-16693
Investment Company Act File No. 811-5295

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

PRE-EFFECTIVE AMENDMENT NO.     /_/

POST-EFFECTIVE AMENDMENT NO. 30     /X/

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

AMENDMENT NO. 30     /X/

DREYFUS CASH MANAGEMENT PLUS, INC.

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10116

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10116

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_____ immediately upon filing pursuant to paragraph (b)
_____ on (DATE) pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_X___ on (DATE) pursuant to paragraph (a)(1)
_____ 75 days after filing pursuant to paragraph (a)(2)
_____ on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DREYFUS CASH MANAGEMENT FUNDS

DREYFUS CASH MANAGEMENT PLUS, INC.
DREYFUS TREASURY CASH MANAGEMENT

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 28, 2007
Select Shares

DREYFUS [LOGO]
A Mellon Financial Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                            CONTENTS

THE FUNDS

Introduction

Dreyfus Cash Management Plus, Inc.
      Goal/Approach
       Main Risks
       Past Performance
       Expenses

Dreyfus Treasury Cash Management
       Goal/Approach
       Main Risks
       Past Performance
       Expenses

Management

Financial Highlights

ACCOUNT INFORMATION

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Account Transactions

FOR MORE INFORMATION

See back cover.

THE FUNDS

[ICON]           INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference between the funds is that Dreyfus Cash Management Plus, Inc. invests in a broad range of high quality money market instruments, and Dreyfus Treasury Cash Management invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements in respect of such securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

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Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date (usually the next business day) and price. These agreements offer a fund a means of investing money for a short period of time.

Dreyfus Cash Management Plus, Inc.

[ICON]           GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]           MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	interest rates could drop, thereby reducing the fund's yield

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

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Concepts to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. The fund's policy, however, is to invest all of its assets in securities with the highest credit rating, or the unrated equivalent.

[ICON]           PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Select shares from year to year. The table shows the average annual total returns of fund's Select shares over time. Since the fund's Select shares are new, past performance information is not available for Select shares as of the date of this prospectus. The historical performance of the fund's Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund's Select shares. All of the fund's share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses. The performance figures shown have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Select shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
Select shares*

+5.21	+5.12	+4.74	+6.01	+3.85	+1.45	+0.69	+0.82	+2.70	+4.55
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q3 '00	+1.58%
Worst Quarter:	Q4 '03	+0.13%

The year-to-date total return of the fund's Select shares as of 3/31/07 was 1.18%.*

Average annual total returns as of 12/31/06
Select shares*

1 Year	5 Years	10 Years
4.55%	2.03%	3.50%

_____________________

*    Based on the performance of the fund's Participant shares.

Institutions may call toll-free 1-800-346-3621 for the current yield for Select shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

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What this fund is - and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]           EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Select shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees Rule 12b-1 fee Other expenses Total	0.20% 0.80% none 1.00%

Expense example

1 Year	3 Years
$102	$318

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Select shares, for advertising and marketing related to Select shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Select shares, over time it will increase the cost of your investment in Select shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Select shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2008.

Dreyfus Treasury Cash Management

[ICON]           GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

[ICON]           MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[ICON]           PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Select shares from year to year. The table shows the average annual total returns of the fund's Select shares over time. Since the fund's Select shares are new, past performance information is not available for Select shares as of the date of this prospectus. The historical performance of the fund's Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund's Select shares. All of the fund's share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses. The performance figures shown have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Select shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
Select shares*

+4.98	+4.86	+4.42	+5.64	+3.55	+1.25	+0.55	+0.70	+2.50	+4.38
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q3 '00	+1.50%
Worst Quarter:	Q1 '04	+0.10%

The year-to-date total return of the fund's Select shares as of 3/31/07 was 1.15%.*

Average annual total returns as of 12/31/06
Select shares*

1 Year	5 Years	10 Years
4.38%	1.87%	3.27%

_____________________

*    Based on the performance of the fund's Participant shares.

Institutions may call toll-free 1-800-346-3621 for the current yield for Select shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

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What this fund is - and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]           EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Select shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees Rule 12b-1 fee Other expenses Total	0.20% 0.80% none 1.00%

Expense example

1 Year	3 Years
$102	$318

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Select shares, for advertising and marketing related to Select shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Select shares, over time it will increase the cost of your investment in Select shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Select shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2008.

[ICON]           MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $199 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's semiannual report for the six months ended July 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.8 trillion in assets under management, administration or custody, including $1.034 trillion under management.

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. (BNY) approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by you or the funds, a fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or DSC's own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]            FINANCIAL HIGHLIGHTS

As a new class, financial highlights information for Select shares of each fund is not available as of the date of this prospectus.

ACCOUNT INFORMATION

[ICON]           ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Select shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund's net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for each fund, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

All times are Eastern time.

Minimum investments

	Initial	Additional
Select shares	$10,000,000*	none

*	The minimum initial investment in Select shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

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Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policiesUnless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

[ICON]           DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor's sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor's shares and the amount received when the investor sells them.

The tax status of an investor's distributions will be detailed in the investor's annual tax statement from the fund. Because everyone's tax situation is unique, please consult a tax advisor before investing.

[ICON]            SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Select shares of one fund, Select shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Select shares of one fund, in Select shares of the other fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

[ICON]            By Telephone

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Transmit your investment to The Bank of New York, with these instructions:

• ABA# 021000018
• fund name and DDA# 8900480025

• the share class
• account registration
• dealer number, if applicable
• account number

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

• ABA# 021000018
• fund name and DDA# 8900480025

• the share class
• account number
• account registration
• dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Investments Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

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To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT

[ICON]            Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:

• account number
• fund number
• share class
• amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions.
Enter:

• account number
• fund number
• share class
• amount to sell

Print a report of transactions for your records.

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The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

FOR MORE INFORMATION

Dreyfus Cash Management Plus, Inc.
SEC file number: 811-5295

Dreyfus Treasury Cash Management
SEC file number: 811-4723

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists its portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the funds' SAI.

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To obtain information:

By telephone
Call your Dreyfus Investments Division representative
or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at
www.dreyfus.com. You can obtain product information
and E-mail requests for information or literature.

By mail Write to:
Dreyfus Investments Division1
44 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2007 Dreyfus Service Corporation

DREYFUS CASH MANAGEMENT FUNDS

DREYFUS CASH MANAGEMENT PLUS, INC.
DREYFUS TREASURY CASH MANAGEMENT

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 28, 2007
Service Shares

DREYFUS [LOGO]
A Mellon Financial Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                            CONTENTS

THE FUNDS

Introduction

Dreyfus Cash Management Plus, Inc.
      Goal/Approach
       Main Risks
       Past Performance
       Expenses

Dreyfus Treasury Cash Management
       Goal/Approach
       Main Risks
       Past Performance
       Expenses

Management

Financial Highlights

ACCOUNT INFORMATION

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Account Transactions

FOR MORE INFORMATION

See back cover.

THE FUNDS

[ICON]           INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference between the funds is that Dreyfus Cash Management Plus, Inc. invests in a broad range of high quality money market instruments, and Dreyfus Treasury Cash Management invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements in respect of such securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

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Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date (usually the next business day) and price. These agreements offer a fund a means of investing money for a short period of time.

Dreyfus Cash Management Plus, Inc.

[ICON]           GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]           MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	interest rates could drop, thereby reducing the fund's yield

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

•	the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

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Concepts to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. The fund's policy, however, is to invest all of its assets in securities with the highest credit rating, or the unrated equivalent.

[ICON]           PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of fund's Service shares over time. Since the fund's Service shares are new, past performance information is not available for Service shares as of the date of this prospectus. The historical performance of the fund's Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund's Service shares. All of the fund's share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses. The performance figures shown have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Service shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
Service shares*

+5.21	+5.12	+4.74	+6.01	+3.85	+1.45	+0.69	+0.82	+2.70	+4.55
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q3 '00	+1.58%
Worst Quarter:	Q4 '03	+0.13%

The year-to-date total return of the fund's Service shares as of 3/31/07 was 1.18%.*

Average annual total returns as of 12/31/06
Service shares*

1 Year	5 Years	10 Years
4.55%	2.03%	3.50%

_____________________

*    Based on the performance of the fund's Participant shares.

Institutions may call toll-free 1-800-346-3621 for the current yield for Service shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

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What this fund is - and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]           EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Service shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees Rule 12b-1 fee Other expenses Total	0.20% 0.50% none 0.70%

Expense example

1 Year	3 Years
$72	$224

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of your investment in Service shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Service shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2008.

Dreyfus Treasury Cash Management

[ICON]           GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

[ICON]           MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[ICON]           PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. Since the fund's Service shares are new, past performance information is not available for Service shares as of the date of this prospectus. The historical performance of the fund's Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund's Service shares. All of the fund's share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses. The performance figures shown have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Service shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
Service shares*

+4.98	+4.86	+4.42	+5.64	+3.55	+1.25	+0.55	+0.70	+2.50	+4.38
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q3 '00	+1.50%
Worst Quarter:	Q1 '04	+0.10%

The year-to-date total return of the fund's Service shares as of 3/31/07 was 1.15%.*

Average annual total returns as of 12/31/06
Service shares*

1 Year	5 Years	10 Years
4.38%	1.87%	3.27%

_____________________

*    Based on the performance of the fund's Participant shares.

Institutions may call toll-free 1-800-346-3621 for the current yield for Service shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

[Side Bar]

What this fund is - and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]           EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Service shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees Rule 12b-1 fee Other expenses Total	0.20% 0.50% none 0.70%

Expense example

1 Year	3 Years
$72	$224

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of your investment in Service shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Service shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2008.

[ICON]           MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $199 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's semiannual report for the six months ended July 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.8 trillion in assets under management, administration or custody, including $1.034 trillion under management.

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. (BNY) approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by you or the funds, a fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or DSC's own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]            FINANCIAL HIGHLIGHTS

As a new class, financial highlights information for Service shares of each fund is not available as of the date of this prospectus.

ACCOUNT INFORMATION

[ICON]           ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Service shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund's net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for each fund, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

All times are Eastern time.

Minimum investments

	Initial	Additional
Service shares	$10,000,000*	none

*	The minimum initial investment in Service shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

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Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policiesUnless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

[ICON]           DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor's sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor's shares and the amount received when the investor sells them.

The tax status of an investor's distributions will be detailed in the investor's annual tax statement from the fund. Because everyone's tax situation is unique, please consult a tax advisor before investing.

[ICON]            SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Service shares of one fund, Service shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Service shares of one fund, in Service shares of the other fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

[ICON]           By Telephone

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Transmit your investment to The Bank of New York, with these instructions:

• ABA# 021000018
• fund name and DDA# 8900480025

• the share class
• account registration
• dealer number, if applicable
• account number

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

• ABA# 021000018
• fund name and DDA# 8900480025

• the share class
• account number
• account registration
• dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Investments Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

[Side Bar]

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT

[ICON]           Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:

• account number
• fund number
• share class
• amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions.
Enter:

• account number
• fund number
• share class
• amount to sell

Print a report of transactions for your records.

[Side Bar]

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

FOR MORE INFORMATION

Dreyfus Cash Management Plus, Inc.
SEC file number: 811-5295

Dreyfus Treasury Cash Management
SEC file number: 811-4723

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists its portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the funds' SAI.

[Left Side Bar]

To obtain information:

By telephone
Call your Dreyfus Investments Division representativeor
1-800-346-3621

By E-mail Access Dreyfus Investments Division at
www.dreyfus.com. You can obtain product information
and E-mail requests for information or literature.

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2007 Dreyfus Service Corporation

DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT PLUS, INC.
DREYFUS GOVERNMENT CASH MANAGEMENT
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
DREYFUS TAX EXEMPT CASH MANAGEMENT
DREYFUS TREASURY CASH MANAGEMENT
DREYFUS TREASURY PRIME CASH MANAGEMENT
COMBINED
STATEMENT OF ADDITIONAL INFORMATION
JUNE 28, 2007
(For Institutional Shares, Administrative Shares, Investor Shares, Participant Shares, Service Shares and
Select Shares*)

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus dated June 1, 2007, for each class of shares of each Fund listed above (each, a "Fund"), except for Service Shares and Select Shares of Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury Cash Management, the current Prospectus for which is dated June 28, 2007, as each Prospectus may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:

Outside New York State — Call Toll Free 1-800-346-3621
In New York State — Call 1-718-895-1650

           Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 to obtain a copy of a Fund Prospectus.

          The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

           Each Fund is a separate investment portfolio, each with operations and results which are unrelated to those of each other Fund. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are separate series of Dreyfus Government Cash Management Funds (the "Company") and Dreyfus Tax Exempt Cash Management is a separate series of Dreyfus Tax Exempt Cash Management Funds (the "Trust"). This combined Statement of Additional Information has been provided for investors' convenience to provide investors with the opportunity to consider nine investment choices in one document.

_________________
* Service Shares and Select Shares are offered only by Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury Cash Management.

TABLE OF CONTENTS

Page

Description of the Funds	B-3

Management of the Funds	B-22

Management Arrangements	B-28

How to Buy Shares	B-31

Service Plans (Administrative Shares, Investor Shares, Participant Shares, Service Shares and Select Shares only)	B-33

Shareholder Services Plans (Institutional Shares only)	B-35

How to Redeem Shares	B-36

Determination of Net Asset Value	B-37

Shareholder Services	B-38

Dividends, Distributions and Taxes	B-38

Portfolio Transactions	B-39

Information About the Funds	B-42

Counsel and Independent Registered Public Accounting Firm	B-43

Appendix A	B-44

Appendix B	B-46

Appendix C	B-50

Appendix D	B-67

DESCRIPTION OF THE FUNDS

           Dreyfus Cash Management, Dreyfus Government Cash Management Funds, and Dreyfus Tax Exempt Cash Management Funds were formed originally as Maryland corporations on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March 1985. On May 22, 1987, each of these Funds reorganized as a Massachusetts business trust. Dreyfus Cash Management Plus, Inc. is a Maryland corporation formed on August 12, 1987. Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management are Massachusetts business trusts that commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively.

          Each Fund is an open-end management investment company, known as a money market mutual fund. Each Fund, other than Dreyfus New York Municipal Cash Management, is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Dreyfus New York Municipal Cash Management is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

          The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser.

           Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

          The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

           U.S. Treasury Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management (collectively, the "Taxable Funds")) Each Taxable Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

           U.S. Government Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management). Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

           Bank Obligations. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

          CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

          TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

           Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

          Each of these Funds may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Each Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

           Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

          CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

           Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

           Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

          In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

          In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

           Commercial Paper. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations issued by domestic and, in the case of Dreyfus Cash Management Plus, foreign entities. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

           Floating and Variable Rate Obligations. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

           Asset-Backed Securities. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

           Repurchase Agreements. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Treasury Cash Management) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian engaged in connection with tri- party repurchase agreement transactions will have custody of, and will segregate securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will engage only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Each of these Funds may engage in repurchase agreement transactions that are collateralized by U.S. Government securities (which are deemed to be "collateralized fully" pursuant to the 1940 Act) or, except with respect to Dreyfus Treasury Cash Management, collateralized by securities other than U.S. Government Securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities of investment grade or below investment grade credit quality ("credit collateral"). Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Government securities. Fixed income securities rated Baa/BBB or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Ratings ("Fitch") are known as investment grade bonds. Investment grade and below investment grade bonds involve degrees of credit risks, which relate to the likelihood that the bond issuer will pay interest and repay principal on a timely basis. Fixed income securities rated Ba/BB or lower by Moody's, S&P, and Fitch are regarded as below investment grade (i.e., "junk" bonds) and are considered speculative in terms of the issuer's creditworthiness. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

           Foreign Government Obligations; Securities of Supranational Entities. (Dreyfus Cash Management Plus only) The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

           Municipal Obligations. (Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds")) As a fundamental policy, each Tax Exempt Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and, with respect to Dreyfus New York Municipal Cash Management, New York State and New York City, personal income taxes (collectively, "Municipal Obligations"). To the extent acceptable New York Municipal Obligations are at any time unavailable for investment by Dreyfus New York Municipal Cash Management, the Fund will invest temporarily in other Municipal Obligations. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.

          For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

          The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue.

           Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management may invest without limitation, and Dreyfus Tax Exempt Cash Management may invest up to 20% of its assets, in such Municipal Obligations if the Manager determines that their purchase is consistent with the Fund's investment objective.

           Certain Tax Exempt Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

           Derivative Products. (Tax Exempt Funds) Each Tax Exempt Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. A Tax Exempt Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

          (1)    Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

           (2)   Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

           (3)   Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

           (4)    Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

           Ratings of Municipal Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.

          The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings for the fiscal year ended January 31, 2007, computed on a monthly basis, was as follows:

                                                                                           Percentage of Value
                                                                    --------------------------------------------------------
                   Moody's
                   Investors            Standard &                                         Dreyfus            Dreyfus New
Fitch Ratings      Service, Inc.        Poor's Ratings  Services    Dreyfus Municipal      Tax Exempt         York Municipal
("Fitch")  or      ("Moody's")  or      ("S&P")                     Cash Management Plus   Cash Management    Cash Management
--------------     ----------------     -------------------------   --------------------   ---------------    ---------------

F-1+/F-1           VMIG 1/MIG 1, P-1    SP-1+/SP-1, A-1+/A-1               89.7%               94.6%                90.0%
F-2+/F-2           VMIG 2/MIG 2, P-2    SP-2+/SP-2, A-2+/A-2                0.2%                0.2%                --
AAA/AAA            Aaa/Aa/A             AAA/AA/A                            3.9%                4.7%                 4.9%
Not Rated          Not Rated            Not Rated                           6.2%*               0.5%*                5.1%*
                                                                          -------             -------              -------
                                                                          100.0%              100.0%               100.0%
*	Included in the Not Rated category are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG 1/MIG 1 or SP-1+/SP-1 rating categories.

          If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

          To the extent the ratings given by Moody's, S&P or Fitch for Municipal Obligations change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Funds' Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

           Taxable Investments. (Tax Exempt Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Tax Exempt Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; CDs of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; TDs; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When Dreyfus New York Municipal Cash Management has adopted a temporary defensive position, including when acceptable New York Municipal Obligations are unavailable for investment by Dreyfus New York Municipal Cash Management, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from New York State and New York City income tax. Under normal market conditions, none of the Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

           Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

          The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus. A Tax Exempt Fund' s use of certain of the investment techniques described below may give rise to taxable income.

           Borrowing Money. (All Funds) Each Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Cash Management Plus may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

           Reverse Repurchase Agreements. (Dreyfus Cash Management Plus) Dreyfus Cash Management Plus may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse purchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

           Lending Portfolio Securities. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% (20% as to Dreyfus Government Cash Management) of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or, as to Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the ?Lending Agent?). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to high quality short term instruments of the type in which the Fund may invest or, except for Dreyfus Government Prime Cash Management, repurchase agreements.

           Forward Commitments. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management and each Tax Exempt Fund) Each of these Funds may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

           Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

           Stand-By Commitments. (Tax Exempt Funds) Each Tax Exempt Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

           Certain Investment Considerations and Risks

           General.  Each Fund attempts to increase yields by trading to take advantage of short-term market variations.  This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations.  The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates.  Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost.  Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost.  In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

           Bank Securities. (Dreyfus Cash Management and Dreyfus Cash Management Plus) To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

           Foreign Securities. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and, in the case of Dreyfus Cash Management Plus, foreign government obligations and commercial paper issued by foreign issuers. Accordingly, these Funds may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

           Investing in Municipal Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Tax Exempt Funds may be subject to greater risk as compared to municipal money market funds that do not follow this practice.

           Certain municipal lease/purchase obligations in which each Tax Exempt Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

           Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

           Investing in New York Municipal Obligations. (Dreyfus New York Municipal Cash Management) Since Dreyfus New York Municipal Cash Management is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of municipal money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Obligations. You should review the information in "Appendix C" which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Obligations.

           Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, the Manager will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company and available investments or opportunities for sales will be allocated equitability to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

           Dreyfus Cash Management. Dreyfus Cash Management has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management may not:

           1.    Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

           2.    Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

           3.    Sell securities short or purchase securities on margin.

           4.    Write or purchase put or call options or combinations thereof.

           5.    Underwrite the securities of other issuers.

           6.    Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

           7.    Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

           8.    Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

           9.    Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

           10.    Invest in companies for the purpose of exercising control.

           11.    Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

           12.    Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

           13.    Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

           Dreyfus Cash Management Plus. Dreyfus Cash Management Plus has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Dreyfus Cash Management Plus may not:

          1.    Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

          2.    Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Fund's Prospectus. While borrowings described in clause (i) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3.    Sell securities short or purchase securities on margin.

          4.    Write or purchase put or call options or combinations thereof.

          5.    Underwrite the securities of other issuers.

          6.    Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

          7.    Make loans to others, except through the purchase of debt obligations referred to in the Prospectus and except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Directors.

          8.    Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

          9.    Invest less than 25% of its total assets in securities issued by banks or invest more than 25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

          10.    Invest in companies for the purpose of exercising control.

          11.    Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          12.    Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

          13.    Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

           Dreyfus Government Cash Management. Under normal circumstances, Dreyfus Government Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Government Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Government Cash Management may not:

          1.    Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

          2.    Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3.    Sell securities short or purchase securities on margin.

          4.    Write or purchase put or call options or combinations thereof.

          5.    Underwrite the securities of other issuers.

          6.    Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

          7.    Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend securities to brokers, dealers or other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned. Such loans will not be made, if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Fund's total assets.

           8.    Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          9.    Invest in companies for the purpose of exercising control.

          10.    Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

           11.    Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

           12.    Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

           Dreyfus Government Prime Cash Management. Under normal circumstances, Dreyfus Government Prime Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Government Prime Cash Management has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 11 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Government Prime Cash Management may not:

          1.    Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowings to up to 33-1/3% of the value of the Fund's total assets.

          2.    Purchase securities on margin.

          3.    Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          4.    Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that deal in real estate.

          5.    Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the SEC and the Company's Board.

          6.    Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, it agencies or instrumentalities.

          7.    Purchase common stocks, preferred stocks, warrants or other equity securities.

          8.    Write or purchase put or call options or combinations thereof, except that the Fund may purchase and sell "obligations with puts attached" in accordance with its stated investment policies.

          9.    Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

          10.    Enter into repurchase agreements.

          11.    Purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

           Dreyfus Treasury Cash Management. Under normal circumstances, Dreyfus Treasury Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by such securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Treasury Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Cash Management may not:

          1.    Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

          2.    Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3.    Sell securities short or purchase securities on margin.

          4.    Write or purchase put or call options or combinations thereof.

          5.    Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

          6.    Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

          7.    Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government.

          8.    Invest in companies for the purpose of exercising control.

          9.    Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          10.    Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

          11.    Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

****

           Dreyfus Treasury Prime Cash Management. Under normal circumstances, Dreyfus Treasury Prime Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Treasury Prime Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Prime Cash Management may not:

          1.    Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

          2.    Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3.    Sell securities short or purchase securities on margin.

          4.    Write or purchase put or call options or combinations thereof.

          5.    Underwrite the securities of other issuers.

          6.    Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

          7.    Make loans to others except through the purchase of debt obligations referred to in the Prospectus.

          8.    Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

          9.    Invest in companies for the purpose of exercising control.

          10.    Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          11.    Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

          12.    Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

****

           Dreyfus Municipal Cash Management Plus. It is a fundamental policy that Dreyfus Municipal Cash Management Plus normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Obligations (or other instruments with similar economic characteristics). In addition, Dreyfus Municipal Cash Management Plus has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Municipal Cash Management Plus may not:

          1.    Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

          2.    Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3.    Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

          4.    Sell securities short or purchase securities on margin.

          5.    Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

          6.    Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

          7.    Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

          8.    Invest more than 5% of its assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

          9.    Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          10.    Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          11.    Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

           Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

           For purposes of investment restriction number 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

****

           Dreyfus Tax Exempt Cash Management. It is a fundamental policy that Dreyfus Tax Exempt Cash Management normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in tax exempt Municipal Obligations (or other instruments with similar economic characteristics). In addition, Dreyfus Tax Exempt Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Dreyfus Tax Exempt Cash Management may not:

          1.    Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

          2.    Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3.    Sell securities short or purchase securities on margin.

          4.    Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

          5.    Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

          6.    Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

          7.    Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

          8.    Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          9.    Purchase more than 10% of the voting securities of any issuer (this restriction applies only with respect to 75% of the Fund's assets) or invest in companies for the purpose of exercising control.

          10.    Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          11.    Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

          12.    Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

           Notwithstanding investment restrictions numbered 1, 5 and 11, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

          For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

****

           Dreyfus New York Municipal Cash Management. It is a fundamental policy that Dreyfus New York Municipal Cash Management normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Obligations (or other instruments with similar economic characteristics). In addition, Dreyfus New York Municipal Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restriction number 10 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus New York Municipal Cash Management may not:

          1.    Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

          2.    Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3.    Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

          4.    Sell securities short or purchase securities on margin.

          5.    Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

          6.    Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

          7.    Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

          8.    Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          9.    Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          10.    Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

           Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

           For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

****

           All Funds. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction.

MANAGEMENT OF THE FUNDS

           Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc.	Transfer Agent
The Bank of New York	Custodian

Board Members of the Funds1

           Board members of each Fund, together with information as to their positions with the Funds, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)
Position with the
Funds (Since)             Principal Occupation During Past 5 Years            Other Board Memberships and  Affiliations
--------------------     ------------------------------------------          ----------------------------------------------
Joseph S. DiMartino (63)      Corporate Director and Trustee                    The Muscular Dystrophy Association, Director
Chairman of the Board                                                             Century Business Services, Inc., a provider of
(1995)                                                                            outsourcing functions for small and medium size
                                                                                  companies, Director
                                                                                The Newark Group, a provider of a national market
                                                                                  of paper recovery facilities, paperboard mills and
                                                                                  paperboard converting plants, Director
                                                                                Sunair Services Corporation, a provider of certain
                                                                                  outdoor-related services to homes and businesses,
                                                                                  Director

David W. Burke (71)           Corporate Director and Trustee                    John F. Kennedy Library Foundation, Director
Board Member
(1994)

Isabel Dunst (60)             Partner, Hogan & Hartson                         Union of Reform Judaism, a religious organization,
Board Member                                                                      Trustee
(1991)

Warren B. Rudman (77)         Of Counsel to (from January 1993 to December      Collins & Aikman Corporation, Director
Board Member                   31, 2003, Partner in) the law firm Paul, Weiss,  Boston Scientific, Director
(1993)                         Rifkind, Wharton & Garrison, LLP

Benaree Pratt Wiley (61)      Principal, The Wiley Group, a firm specializing   Boston College, Trustee
Board Member (2007)           in strategy and business development (2005-       Blue Cross Blue Shield of Massachusetts, Director
                               present)                                         Commonwealth Institute, Director
                              President and CEO, The Partnership, an            Efficacy Institute, Director
                               organization dedicated to increasing the         PepsiCo African-American, Advisory Board
                               representation of African Americans in           The Boston Foundation, Director
                               positions of leadership, influence and           Harvard Business School Alumni Board, Director
                               decision-making in Boston, MA  (1991-2005)

           Board members are elected to serve for an indefinite term. Each Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Fund's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors, listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. Each Fund also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Fund's investments. Each Fund's audit committee met four times, and its nominating committee met once, during the fiscal year ended January 31, 2007. The evaluation and compensation committees did not meet during the last fiscal year.

_____________________
1     None of the Board members are "interested persons" of any of the Funds, as defined in the 1940 Act.

           The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2006.

Name of Board Member	Shares of any of the Funds	Aggregate Holding of Funds in the Dreyfus Family of Funds for which Responsible as a Board Member
Joseph S. DiMartino	None	Over $100,000
David W. Burke	None	Over $100,000
Isabel Dunst	None	$1 - $10,000
Warren B. Rudman	None	Over $100,000
Benaree Pratt Wiley	None	None

           As of December 31, 2006, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

          Each Fund typically pays its Board members its allocated portion of an annual retainer of $22,000 and a fee of $4,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Funds in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amounts of compensation payable to each Board member by each Fund for the fiscal year ended January 31, 2007 and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2006, was as follows:

                                                                                                Total Compensation
                                                                                                from the Funds and Fund
Name of Board                                                         Aggregate Compensation    Complex Paid to
Member and Fund                                                       from the Fund (+)(*)      Board Member (**)
---------------                                                       ----------------------    -----------------------
Joseph S. DiMartino                                                                             $857,400(193)

    Dreyfus Cash Management                                           $6,877
    Dreyfus Cash Management Plus, Inc.                                $6,877
    Dreyfus Government Cash Management Funds***                       $7,502
    Dreyfus Treasury Cash Management                                  $7,502
    Dreyfus Treasury Prime Cash Management                            $6,877
    Dreyfus Municipal Cash Management Plus                            $6,877
    Dreyfus Tax Exempt Cash Management Funds****                      $6,877
    Dreyfus New York Municipal Cash Management                        $4,377

David W. Burke                                                                                  $285,500(82)

    Dreyfus Cash Management                                           $5,500
    Dreyfus Cash Management Plus, Inc.                                $5,500
    Dreyfus Government Cash Management Funds***                       $6,000
    Dreyfus Treasury Cash Management                                  $6,000
    Dreyfus Treasury Prime Cash Management                            $5,500
    Dreyfus Municipal Cash Management Plus                            $5,500
    Dreyfus Tax Exempt Cash Management Funds****                      $5,500
    Dreyfus New York Municipal Cash Management                        $3,500

Isabel P. Dunst                                                                                 $  42,000(9)

    Dreyfus Cash Management                                           $5,500
    Dreyfus Cash Management Plus, Inc.                                $5,500
    Dreyfus Government Cash Management Funds***                       $6,000
    Dreyfus Treasury Cash Management                                  $6,000
    Dreyfus Treasury Prime Cash Management                            $5,500
    Dreyfus Municipal Cash Management Plus                            $5,500
    Dreyfus Tax Exempt Cash Management Funds****                      $5,500
    Dreyfus New York Municipal Cash Management                        $3,500

Lyle E. Gramley++                                                                                $  38,000(9)

    Dreyfus Cash Management                                           $5,000
    Dreyfus Cash Management Plus, Inc.                                $5,000
    Dreyfus Government Cash Management Funds***                       $5,500
    Dreyfus Treasury Cash Management                                  $5,500
    Dreyfus Treasury Prime Cash Management                            $5,000
    Dreyfus Municipal Cash Management Plus                            $5,000
    Dreyfus Tax Exempt Cash Management Funds****                      $5,000
    Dreyfus New York Municipal Cash Management                        $3,000

Warren B. Rudman                                                                                 $  75,500(18)

    Dreyfus Cash Management                                           $4,500
    Dreyfus Cash Management Plus, Inc.                                $4,500
    Dreyfus Government Cash Management Funds***                       $5,000
    Dreyfus Treasury Cash Management                                  $5,000
    Dreyfus Treasury Prime Cash Management                            $4,500
    Dreyfus Municipal Cash Management Plus                            $4,500
    Dreyfus Tax Exempt Cash Management Funds****                      $4,500
    Dreyfus New York Municipal Cash Management                        $2,500

Benaree Pratt Wiley+++                                                                           $103,000(27)

    Dreyfus Cash Management                                           $  250
    Dreyfus Cash Management Plus, Inc.                                $  250
    Dreyfus Government Cash Management Funds***                       $  750
    Dreyfus Treasury Cash Management                                  $  750
    Dreyfus Treasury Prime Cash Management                            $  250
    Dreyfus Municipal Cash Management Plus                            $  250
    Dreyfus Tax Exempt Cash Management Funds****                      $  250
    Dreyfus New York Municipal Cash Management                        $   83

___________________________
(+)  The aggregate compensation payable to each Board member by each Fund was paid by the Manager. See "Management Arrangements."

(*)  Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which amounted in the aggregate to $7,644.

(**)  Represents the number of separate portfolios comprising the investment companies of the Fund complex, including the Funds, for which the Board member serves.

(***)  Includes Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management.

(****)  Includes Dreyfus Tax Exempt Cash Management only.

(++)  Emeritus Board member since January 14, 2007.

(+++)  Ms. Wiley became a Board member as of January 8, 2007. Accordingly, Ms. Wiley received no compensation from the Funds for periods prior thereto.

Officers of the Funds

J. DAVID OFFICER, President since December 2006. Chief Operating Officer, Vice Chair and a director of the Manager, and an officer of 86 investment companies (comprised of 168 portfolios) managed by the Manager. He is 58 years old, and has been an employee of the Manager since April 1998.

CHARLES CARDONA, Executive Vice President since March 2000. Vice Chairman and a Director of the Manager, Executive Vice
President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an
officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an
officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Associate General Counsel and Assistant
Secretary of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the
Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the
Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the
Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the
Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the
Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the
Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

GAVIN C. REILLY, Assistant Treasurer since August 2005. Tax Manager of the Investment Accounting and Support Department of the
Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager – Money Market and Municipal Bon
Funds of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager,
and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002. Vice President and
Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 83 investment companies (comprised of 180 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004. Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (87 investment companies, comprised of 184 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

           The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

           Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on June 18, 2007.

           Set forth in "Appendix D" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of the Fund's Institutional Shares, Administrative Shares, Investor Shares or Participant Shares outstanding on June 18, 2007. As Service Shares and Select Shares of Dreyfus Cash Management Plus and Dreyfus Treasury Cash Management are each a new class, no information is available as to shareholders owning 5% or more of such classes of shares as of the date of this Statement of Additional Information. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

MANAGEMENT ARRANGEMENTS

           Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. On May 24, 2007, the shareholders of Mellon and The Bank of New York Company, Inc. ("BNY") approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, the Manager would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon and BNY expect the transaction to be completed in the third quarter of 2007.

           The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Manager and each Fund. As to each Fund, the Agreement is subject to annual approval by (i) such Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager: Jonathan Little, Chair of the Board; Thomas F. Eggers, President, Chief Executive Officer and a director; Jonathan Baum, Vice Chair – Distribution and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President — Corporate Communications; Jill Gill, Vice President — Human Resources; Anthony Mayo, Vice President — Information Systems; Theodore A. Schachar, Vice President — Tax; Alex G. Sciulli, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Ronald P. O'Hanley III, director.

          The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Taxable Funds are Bernard Kiernan, Patricia A. Larkin, and James G. O'Connor. The portfolio managers of the Tax Exempt Funds are Joseph P. Darcy, Paul A. Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

          The Funds, the Manager and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by a Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

          The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          Expenses. All expenses incurred in the operation of a Fund are borne by the Fund, except to the extent specifically assumed by the Manager as described below. The expenses borne by each Fund include, without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors or employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Each Fund bears certain expenses with respect to its Administrative Shares, Investor Shares, Participant Shares, Service Shares and Select Shares in accordance with separate written plans and also bears certain costs associated with implementing and operating such plans. See "Service Plans."

          As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.20% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund to the Manager for each Fund's last three fiscal years ended January 31, 2005, 2006 and 2007:

	Fiscal Year Ended January 31,
	2007	2006	2005
Dreyfus Cash Management	$ 6,209,807	$25,000,391	$23,795,082
Dreyfus Cash Management Plus	$ 8,509,209	$18,334,115	$26,647,138
Dreyfus Government Cash Management	$ 9,053,377	$ 9,611,055	$14,687,961
Dreyfus Government Prime Cash Management	$ 3,335,410	$ 2,498,766	$ 2,208,960
Dreyfus Municipal Cash Management Plus	$ 2,132,224	$ 1,837,784	$ 1,500,277
Dreyfus New York Municipal Cash Management	$ 1,033,321	$ 891,943	$ 757,910
Dreyfus Tax Exempt Cash Management	$ 6,038,840	$ 6,148,104	$ 5,458,995
Dreyfus Treasury Cash Management	$ 9,028,810	$ 9,305,305	$ 9,347,183
Dreyfus Treasury Prime Cash Management	$ 3,845,291	$ 4,782,632	$ 5,276,659

          As to each Fund, the Manager has agreed that the Manager, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets and (ii) as to Administrative Shares, Investor Shares, Participant Shares, Service Shares and Select Shares, payments made pursuant to the Fund's Service Plan with respect to each such class of shares at the annual rate set forth in the Service Plan. See "Service Plans." The Manager may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2008.

          In addition, each Agreement provides that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

          The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

          Distributor.    The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

          The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any Rule 12b-1 fees or other expenses paid by the Funds to those Service Agents. Because those payments are not made by you or the Funds, a Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to certain Service Agents, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager's or the Distributor's own resources to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing". From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

          Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          The Bank of New York (the "Custodian"), One Wall Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

          Each Fund offers four classes of shares — Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. In addition, Dreyfus Cash Management Plus and Dreyfus Treasury Cash Management also offer Service Shares and Select Shares. The classes are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See "Service Plans."

          The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, an investor may be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

          The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares.

          Each Fund reserves the right to reject any purchase order. The Funds will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

          Management understands that some Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. As discussed under "Management Arrangements-Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

          Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Funds, investors should call Dreyfus Institutional Services at one of the telephone numbers listed on the cover.

          Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

          Taxable Funds — Each of these Funds' net asset value per share is determined three times daily: (i) as of 12:00 Noon, Eastern time, (ii) as of 5:00 p.m., Eastern time, and (iii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York Stock Exchange or the Transfer Agent, is open for regular business.

          As to each Taxable Fund, except Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management, orders placed with Dreyfus Investments Division prior to 5:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.

          As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders placed with Dreyfus Investments Division in New York prior to 3:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m., Eastern time, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order and any funds received will be returned promptly to the sending institution.

          Orders effected through a compatible computer facility after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

          Tax Exempt Funds — The net asset value per share of Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management is determined twice daily: (i) as of 1:00 p.m. , Eastern time, and (ii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange is open for regular business. The net asset value per share of Dreyfus Municipal Cash Management Plus is determined twice daily: (i) as of 2:00 p.m., Eastern time, and (ii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange is open for regular business.

          As to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, investors whose orders in proper form are placed with, and payments for which are received in or converted into Federal Funds by, the Custodian by 1:00 p.m., Eastern time, will be effective at the price determined at 1:00 p.m., Eastern time, on that day. As to Dreyfus Municipal Cash Management Plus, investors whose orders in proper form are placed with, and payments for which are received in or converted into Federal Funds by, the Custodian by 2:00 p.m., Eastern time, will be effective at the price determined at 2:00 p.m., Eastern time, on that day. Shares of the respective Fund so purchased will receive the dividend declared on that day.

           Orders effected through a compatible computer facility after 1:00 p.m., Eastern time (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time), but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 1:00 p.m. Eastern time (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time), and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

           Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a Service Agent and an order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

SERVICE PLANS
(ADMINISTRATIVE SHARES, INVESTOR SHARES, PARTICIPANT SHARES,
SERVICE SHARES AND SELECT SHARES ONLY)

          Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each Fund has adopted a separate plan (the "Service Plan") with respect to the Fund's Administrative Shares, Investor Shares, Participant Shares, and, with respect to Dreyfus Cash Management Plus and Dreyfus Treasury Cash Management, Service Shares and Select Shares, pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent will provide holders of Administrative, Investor, Participant, Service or Select Shares a consolidated statement. The Service Agent generally also will provide the holders of Investor or Participant Shares checkwriting privileges and, in the case of Participant Shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and at no time will such amount exceed the maximum amount permitted to be paid under the NASD Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that each Fund's Service Plan will benefit such Fund and the holders of its Administrative Shares, Investor Shares, Participant Shares, Service Shares and Select Shares, as the case may be.

          A quarterly report of the amounts expended under each Service Plan, and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Shares, Investor Shares, Participant Shares, Service Shares or Select Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Service Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Service Plan. Each Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.

          Set forth below are the total amounts paid by each Fund pursuant to its Service Plan during the fiscal year ended January 31, 2007 to the Distributor, for distributing, advertising and marketing and for Servicing such classes of shares.

Name of Fund and Share Class	Total Amount Paid Pursuant to Service Plan

Dreyfus Cash
Management
Administrative Shares	$ 300,946
Investor Shares	$ 3,069,220
Participant Shares	$ 867,057
Dreyfus Cash
Management Plus
Administrative Shares	$ 1,015,466
Investor Shares	$ 3,348,496
Participant Shares	$ 2,945,818
Dreyfus Government
Cash Management
Administrative Shares	$ 275,393
Investor Shares	$ 2,286,514
Participant Shares	$ 994,497
Dreyfus Government
Prime Cash
Management
Administrative Shares	$ 196,529
Investor Shares	$ 624,803
Participant Shares	$ 1,220,827
Dreyfus Municipal
Cash Management
Plus
Administrative Shares	$ 192,387
Investor Shares	$ 424,865
Participant Shares	$ 102,175
Dreyfus New York
Municipal Cash
Management
Administrative Shares	$ 32,160
Investor Shares	$ 323,445
Participant Shares	$ 27,568
Dreyfus Tax Exempt
Cash Management
Administrative Shares	$ 138,522
Investor Shares	$ 674,731
Participant Shares	$ 131,444
Dreyfus Treasury
Cash Management
Administrative Shares	$ 93,248
Investor Shares	$ 3,455,019
Participant Shares	$ 895,112
Dreyfus Treasury
Prime Cash
Management
Administrative Shares	$ 10,338
Investor Shares	$ 1,526,368
Participant Shares	$ 611,509

As Service Shares and Select Shares of Dreyfus Cash Management Plus and Dreyfus Treasury Cash Management are each a new class, no information is provided as to fees paid by such classes pursuant to the Service Plan.

SHAREHOLDER SERVICES PLANS
(INSTITUTIONAL SHARES ONLY)

          Each Fund, as to its Institutional Shares only, has adopted a separate Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse the Distributor an amount not to exceed the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided to holders of Institutional Shares may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

          A quarterly report of the amounts expended under each Plan and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members of such Fund cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

          The total amounts payable by each Fund pursuant to its Plan with respect to Institutional Shares for its most recent fiscal year were borne by the Manager pursuant to an agreement in effect. See "Management Arrangements."

HOW TO REDEEM SHARES

          General.    Each Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Investments Division or other authorized entity of a redemption request in proper form, except as provided by the rules of the SEC.

          Taxable Funds — If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

          Tax Exempt Funds — If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or other authorized entity by 1:00 p.m., Eastern time (or, as to Dreyfus Municipal Cash Management Plus, by 2:00 p.m., Eastern time), the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 1:00 p.m., Eastern time, (or, as to Dreyfus Municipal Cash Management Plus, after 2:00 p.m., Eastern time), but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 1:00 p.m., Eastern time, (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time) and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

          Redemption by Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

          Redemption Commitment. Each Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

          Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.

DETERMINATION OF NET ASSET VALUE

          Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

          Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Fund's Board. With respect to the Tax Exempt Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include consideration of: yields or prices of Municipal Obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

          The extent of any deviation between the Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

          New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

SHAREHOLDER SERVICES

          Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund or of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

          An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Investments Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

          No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

          Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of one class of a Fund, shares of the same class of another Fund or of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

          Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

          The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

          Management believes that each Fund has qualified for treatment as a "regulated investment company" under the Code for the fiscal year ended January 31, 2007. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

          Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by the Government National Mortgage Association or Fannie Mae, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends paid that may qualify for such tax-free treatment. Investors should then consult with their tax advisers with respect to the application of state and local laws to these distributions.

PORTFOLIO TRANSACTIONS

          General.    The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

          Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

          The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

          In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

          With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

          Under the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, The Fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

          Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

          To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

          The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the fund and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

          All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread." Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

          When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to the fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

          When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

          None of the Funds paid a stated brokerage commission during the fiscal years ended January 31, 2005, 2006 and 2007.

          Disclosure of Portfolio Holdings. It is the policy of each Fund to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. Each Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until each Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

          If portfolio holdings are released pursuant to an ongoing arrangement with any party, each Fund must have a legitimate business purpose for doing so, and neither, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about each Fund's portfolio holdings. Each Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by each Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

          Each Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include each Fund's custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

          Disclosure of a Fund's portfolio holdings may be authorized only by the Fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund's Board.

INFORMATION ABOUT THE FUNDS

          Each Fund's shares are classified into four classes (six classes in the case of Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury Cash Management). Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

           Under Massachusetts law, shareholders of a Fund (other than Dreyfus Cash Management Plus, which is a Maryland corporation) could, under certain circumstances, be held liable for the obligations of the Fund. However, each Fund's Agreement and Declaration of Trust (each, a "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Board members. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of Dreyfus Cash Management Plus, or two-thirds, in the case of each other Fund, of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          Each of the Company and the Trust is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

          To date, the Board of the Company and the Trust have each authorized the creation of two series of shares. All consideration received by the Company or Trust, as the case may be, for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of the other portfolio. The Company and the Trust have the ability to create, from time to time, new series without shareholder approval.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

           Effective June 1, 2007, the Trust changed its name from "Dreyfus Tax Exempt Cash Management" to its current name.

          Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the combined Prospectuses or this Statement of Additional Information about another Fund. The Board members with respect to each Fund have considered this factor in approving the use of the combined Prospectuses and this Statement of Additional Information.

          Each Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

           Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX A
(DREYFUS CASH MANAGEMENT
AND
DREYFUS CASH MANAGEMENT PLUS, INC.)

          Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").

          Commercial Paper Ratings and Short-Term Ratings

          The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

          The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

          In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

          Bond Ratings and Long-Term Ratings

          Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

          Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

          Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

          Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

APPENDIX B
(TAX EXEMPT FUNDS)

          Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

          An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA

          Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

          Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

Municipal Note Ratings

SP-1

          The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

          The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Municipal Bond Ratings

Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Generally, Moody's provides either a generic rating or a rating with a numerical modifier of 1 for bonds in each of the generic rating categories Aa, A, Baa, Ba and B. Moody's also provides numerical modifiers of 2 and 3 in each of these categories for bond issues in health care, higher education and other not-for-profit sectors; the modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates that the issue is in the mid-range of the generic category; and the modifier 3 indicates that the issue is in the low end of the generic category.

Municipal Note Ratings

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

          This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

          This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

Short-Term Ratings

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

          Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

          Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

APPENDIX C
(DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT)
RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

          The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

           Economic and Demographic Trends

           U.S. Economy. Over the course of 2007, the national economy is expected to decelerate significantly due to rising interest rates and a slowing housing market. Despite the slowdown, the following factors are expected to lead to growth in the future: continued improvement in business practices, considerable spending for post-hurricane reconstruction and continued growth abroad. For all of 2006, gross domestic product increased 3.3%, following a 3.2% rise in 2005. The Department of Budget ("DOB") currently projects growth of 2.4% for 2007. Inflation of 2.2% is now projected for 2007, down from 3.2% for 2006.

           Despite relatively low output growth, the national labor market remains resilient. Although first quarter 2007 growth in U.S. nonagricultural employment was somewhat stronger than anticipated, the DOB continues to project a deceleration in job growth for 2007. The DOB also projects a gradual rise in the unemployment rate over the course of this year. Personal income growth has been revised up slightly to 5.5% for 2007, due primarily to an upward revision in wage growth to 5.5%. A slightly stronger labor market, along with stronger wage growth, will act to further restrain growth in U.S. corporate profits, which are now projected to grow 5.3% in 2007.

           After over two years of consecutive interest rate increases, long-term interest rates have risen above their levels when the Federal Reserve Board (the "FRB") initiated its policy shift at the end of June 2004. Nevertheless, long-term interest rates remain low, and are projected to rise only gradually through the end of 2007. Low interest rates and a growing world economy are expected to maintain a favorable environment for both business investment and international trade. Although the DOB believes that the FRB has successfully managed a soft landing of the U.S. economy, the forecasts are contingent upon the absence of severe shocks to the economy. There are a number of elements that may threaten this forecast, but unpredictable events, such as a major terrorist attack, remain the biggest risk to continued economic expansion.

           Corporate profits were expected to remain strong, and therefore, the DOB raised its forecast for 2006 profits growth to almost 25%. However, profit growth was expected to slow down drastically throughout the course of 2006 and fall to 3.8% for 2007. Consistent with the general slowing of the economy, employment growth also slowed significantly during 2006. DOB's prediction for 2006 employment growth was practically unchanged from 2005 at 1.5%. Along with the moderate employment growth, wages and salaries were expected to grow 4.9% for 2006, following growth of 6% in 2005. Total personal income was expected to grow 5.6% for 2006, following growth of 5.4% for 2005.

          In addition, the housing market was expected to gradually cool as long-term interest rates rise, with prices possibly falling in some areas. However, because of the importance of real estate wealth as a buttress for domestic consumption, a more sudden collapse of housing prices than anticipated could result in lower economic growth than expected. In contrast, better than expected economic conditions may encourage firms to invest more and hire more workers than expected, resulting in higher wages and higher consumption spending as well. The DOB expects that the strength in employment and income growth will almost fully compensate for the decline in the housing market. Total consumption spending was expected to grow 3.4% for 2006, slightly below the 3.5% rate for 2005. A quiet housing market was expected to drastically reduce residential construction spending from 7.1% in 2005 to 1.3% for 2006. A more severe downturn in the housing market than anticipated could derail the national economy from current forecasts.

           State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

          The State economy continues to expand at a pace consistent with current forecasts, and has entered its fourth year of expansion with State employment, personal income and wages all experiencing solid growth. Although the State's economic momentum peaked during the first half of 2005, recent above-trend national growth rates have helped to buttress the State economy, putting the State well on its way to a full recovery from the impact of the September 11th attacks, and reversing several years where the job base was in decline. With the continuing pickup in equity market activity, the securities industry has seen solid profit levels and related bonus growth. While the health, education, professional and business services, and tourism sectors are expected to continue to lead State economic growth, the overall pace of growth is expected to slow going forward. New York personal income is now projected to have grown 5.3% for 2005, with projected growth for 2006 of 6.0% and 5.6% in 2007. Wage and salary growth was projected at 7.6% for 2006 and 6.2% for 2007.

          In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. The chief risk remains another attack targeted at New York City that could plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecasts. Higher energy prices and the continuing risk of inflation could cause the FRB to once again tighten interest rates, which could negatively affect financial markets and disproportionately affect the State's economy. In addition, the State's real estate market could decline more than anticipated, which could negatively affect household consumption and taxable capital gains realizations, rippling through the economy and affecting both employment and wages.

           The City of New York. The fiscal demands on the State may be affected by the fiscal health of New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

           Metropolitan Transportation Authority (the "MTA"). The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA depends on operating support from the State, local governments and the TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

           Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2006-07 or thereafter.

          Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Special Considerations

          Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The State's financial plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

State Finances

          The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State Funds includes the General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

Recent Trends

          Over the last four fiscal years, State finances have rebounded from the lingering effects of the September 11th terrorist attacks on the City and the national recession, weakness in the financial services sector and the use of non-recurring resources and reserves to support spending. The State ended each of the last four fiscal years with an increasing level of operating surplus in the General Fund.

           State Funds spending increased from $64 billion in Fiscal Year 2004-05 to $69.7 billion in Fiscal Year 2005-06, an increase of $5.8 billion (9%). The General Fund portion of State Funds increased by $2.9 billion. Spending in State-supported special revenue funds for the Medicaid program increased by $607 million, reflecting in large part, the costs associated with the State takeover of certain Federally funded programs. State Funds spending increased from $69.7 billion in Fiscal Year 2005-06 to $77.3 billion in Fiscal Year 2006-07, an increase of $7.6 billion (11%). Excluding transfers to other funds, the General Fund portion of State Funds increased by $4.6 billion. Over the last three fiscal years, State Funds spending has grown by an average of 6.5% annually. In recent years, the State has financed between 35% and 38% of its operations outside of the General Fund.

          All Funds spending totaled $104.3 billion in Fiscal Year 2005-06, $3.7 billion (3.6%) higher than in Fiscal Year 2004-05. The State Funds component of All Funds spending increased by $5.8 billion, which was partially offset by the Federal component of All Funds spending that declined by $2.1 billion (5.7%) from Fiscal Year 2004-05. Significant areas of Federal funding decline included World Trade Center costs and Medicaid, partially offset by increased Federal grants for school aid. All Funds spending totaled $112.8 billion in Fiscal Year 2006-07, $8.4 billion (8.1%) higher than in Fiscal Year 2005-06. The State funds component of All Funds spending increased by $7.6 billion and was complemented by the Federal component of All Funds spending which increased by $834 million (2.4%) from Fiscal Year 2005-06 levels.

Fiscal 2003-04 Year-End Results

          DOB reported a Fiscal Year 2003-04 General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.9 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended Fiscal Year 2003-04 with a balance of $2.3 billion, which included dedicated balances of $794 million in the State's "rainy day" fund, $21 million in the Contingency Reserve Fund and $262 million in the Community Projects Fund. The closing fund balance also included $1.2 billion on deposit in the refund reserve account at the end of Fiscal Year 2003-04. Tax receipts increased by $451 million on an annual basis and miscellaneous receipts increased by $3.8 billion, due mainly to the State's securitization of tobacco settlement proceeds. Federal grants also increased by $645 million, reflecting extraordinary Federal aid. The largest growth in spending was attributable to the annual impact of payment deferrals and spending growth in welfare and Medicaid.

          The State ended Fiscal Year 2003-04 with a State Funds cash balance of $2.6 billion. In addition to the $1.1 billion General Fund balance, the special revenue funds had a closing balance of $1.7 billion and the debt service funds had a closing balance of $175 million, partially offset by a negative balance in the capital projects funds of $336 million. State Funds receipts totaled $62.2 billion in Fiscal Year 2003-04, a decrease of $235 million from the prior estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes. Actual State Funds disbursements totaled $61.3 billion in Fiscal Year 2003-04, a decrease of $791 million from prior estimates. The variance was largely related to lower capital spending when projects were impacted by inclement weather and a delay in the start of the 2003 construction season.

          The State ended Fiscal Year 2003-04 with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance, the Federal Funds had a closing balance of $321 million, which partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). All Funds receipts for Fiscal Year 2003-04 totaled $99 billion, a decrease of $75 million from previous estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for Fiscal Year 2003-04 totaled $97.3 billion, a decrease of $977 million from previous estimates. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance.

Fiscal 2004-05 Year-End Results

          DOB reported a Fiscal Year 2004-05 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.9 billion, an increase of $939 million over Fiscal Year 2003-04. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended Fiscal Year 2004-05 with a balance of $2.5 billion, which included dedicated balances of $872 million in the State's "rainy day" fund, $21 million in the Contingency Reserve Fund and $325 million in the Community Projects Fund. The closing fund balance also included $1.3 billion on deposit in the refund reserve account at the end of Fiscal Year 2004-05, including $601 million in the new fiscal stability reserve fund. Tax receipts increased by nearly $4 billion on an annual basis. This growth was offset by an annual decline in miscellaneous receipts of nearly $3.5 billion, due mainly to the State's securitization of tobacco settlement proceeds in the prior fiscal year.

          The State ended Fiscal Year 2004-05 with a State Funds cash balance of $3.2 billion. In addition to the $1.2 billion General Fund balance, the State's special reserve funds had a closing balance of $2 billion and the debt service funds had a closing balance of $184 million. State Funds receipts totaled $64.2 billion in Fiscal Year 2004-05, an increase of $2 billion over Fiscal Year 2003-04. In addition to the General Fund growth described above, tax receipts to other State funds also increased. State Funds disbursements totaled $64 billion in Fiscal Year 2004-05, an increase of $2.6 billion over Fiscal Year 2004-05. Medicaid, school aid, higher education and fringe benefits were the main sources of the spending growth.

          The State ended Fiscal Year 2004-05 with an All Funds cash balance of $4.3 billion. Partially offsetting the $3.2 billion State Funds balance described above, the Federal Funds had a negative closing balance of $249 million. All Funds receipts for Fiscal Year 2004-05 totaled $100.7 billion, an increase of $1.6 billion over Fiscal Year 2003-04. Increased personal income tax collections, business tax and real estate transfer tax collections were partially offset by a decline in both miscellaneous receipts and Federal Grants. All Funds disbursements for Fiscal Year 2004-05 totaled $100.7 billion, an increase of $3.3 billion over Fiscal Year 2003-04. The annual change largely reflects growth in Medicaid, school aid, fringe benefits and debt service.

Fiscal 2005-06 Year-End Results

          DOB reported a Fiscal Year 2005-06 General Fund surplus of $2 billion. Total receipts, including transfers from other funds, were $47.2 billion, an increase of $3.3 billion over the prior fiscal year. Disbursements, including transfers to other funds, totaled $46.5 billion, an increase of $2.9 billion from Fiscal Year 2004-05. The General Fund ended Fiscal Year 2005-06 with a balance of $3.3 billion, which included dedicated balances of $944 million in the State's "rainy day" fund, $21 million in the Contingency Reserve Fund and $251 million in the Community Projects Fund. The closing balance also included $2 billion in a spending stabilization reserve. Tax receipts increased by $3.8 billion and transfers increased by $743 million, while miscellaneous receipts decreased by $197 million, due primarily to the loss of various one-time receipts. The main sources of annual spending increases were Medicaid, school aid and fringe benefits.

          The State ended Fiscal Year 2005-06 with a State Funds cash balance of $6.8 billion. In addition to the $3.3 billion General Fund balance, the State's special revenue funds had a closing balance of $3.7 billion and the debt service funds had a closing balance of $221 million. State Funds receipts totaled $71.7 billion for Fiscal Year 2005-06, an increase of $7.4 billion from the prior fiscal year. The annual growth in General Fund receipts combined with growth in other State taxes and miscellaneous receipts accounted for the change. State Funds disbursements totaled $69.7 billion in Fiscal Year 2005-06, an increase of $5.8 billion from Fiscal Year 2004-05.

          The State ended Fiscal Year 2005-06 with an All Funds cash balance of $7.1 billion. In addition to the $6.8 billion State Funds balance described above, the Federal Funds had a closing balance of $249 million. All Funds receipts totaled $107 billion, an increase of $6.3 million over Fiscal Year 2004-05. Strong growth in tax collections and moderate growth in miscellaneous receipts were partially offset by a decline in Federal grants. All Funds disbursements for Fiscal Year 2005-06 totaled $104.3 billion, an increase of $3.7 billion over the prior fiscal year.

2006-07 Enacted Budget Financial Plan

           2006-07 Budget. At the start of the 2006-07 budget cycle, the State estimated a budget imbalance of $751 million in Fiscal Year 2006-07 and gaps in the range of $3 billion to $4 billion in future years. If fully enacted, The Governor's Executive Budget proposal would have eliminated the Fiscal Year 2006-07 imbalance and left gaps of $1.9 billion in Fiscal Year 2007-08 and $3.9 billion in Fiscal Year 2008-09.

          The 2006-07 Budget was finalized on April 26, 2006. The 2006-07 Budget is balanced in Fiscal Year 2006-07, but projects an estimated gap of $1.6 billion in Fiscal Year 2007-08 and $3.0 billion in Fiscal Year 2008-09. Since the time the 2006-07 Budget was enacted, annual spending is now projected to grow by over 9% as a result of increases in school aid, health care, and higher education. All Governmental Funds spending is estimated at $112.5 billion, an increase of 7.8% from 2005-06. State tax receipts are expected to grow 5% over Fiscal Year 2005-06 levels, down from the 10% growth rate of the preceding two consecutive years. State debt outstanding was initially projected to total $50.7 billion, but the estimate is now up to $51.0 billion for 2006-07, with debt service equal to approximately 4.2% of All Funds receipts.

          The 2006-07 Budget includes the following material provisions: (i) $1.3 billion increase in school aid; (ii) $1.1 billion All Funds spending increase in Medicaid; (iii) new statewide school construction grant program totaling $2.6 billion and authorization for the City to issue $9.4 billion in bonds for such construction; (iv) elimination of the sales tax on clothing purchases under $110; (v) limitation on duplicative drug coverage for those who qualify for certain Medicaid programs, avoiding approximately $220 million in costs; (vi) new Medicaid Inspector's General Office to investigate and prevent Medicaid fraud; (vii) $1.8 billion spending stabilization reserve in order to lower the Fiscal Year 2007-08 and Fiscal Year 2008-09 budget gaps; and (viii) $250 million deposit to the State's Debt Reduction Reserve.

          DOB projects the State will end Fiscal Year 2006-07 with a General Fund balance of $2.3 billion. The long-term reserves consist of $944 million in the State's Rainy Day Reserve and $21 million in the Contingency Reserve for litigation risks. The reserves previously set aside for planned commitments include $276 million in the Community Projects Fund, $1.8 billion in a spending stabilization reserve, to be used to lower the expected Fiscal Year 2007-08 and Fiscal Year 2008-09 budget gaps, and $250 million for debt reduction. If the money for debt reduction is used by the end of the fiscal year to reduce high cost debt and future debt service costs, as is expected, the General Fund closing balance in Fiscal Year 2006-07 will be $3.0 billion.

           Receipts Outlook. All Funds receipts for Fiscal Year 2006-07 are projected to total $111.2 billion, an increase of $4.2 billion (3.9%) over Fiscal Year 2005-06 projections. Underlying revenue growth of $3.1 billion (6.1%) in Fiscal Year 2006-07 is offset by the loss of several one-time revenues ($531 million), the phase-out of the personal income tax surcharge and a one-quarter percent increase in sales tax ($1 billion), lower transfers from other funds due to increasing debt servicing costs ($180 million), and higher transfers to finance certain educational programs ($188 million).

           Personal Income Tax. Personal income tax General Fund receipts (net of the Refund Reserve transaction) for Fiscal Year 2006-07 are projected to reach $23.1 billion, an increase of 11.8% from Fiscal Year 2005-06. General Fund receipts for Fiscal Year 2007-08 are projected to reach $23.9 billion, an increase of 3.4% from the prior fiscal year. All Funds personal income tax receipts for Fiscal Year 2006-07 are expected to total $34.2 billion, an increase of approximately $3.4 billion (11.1%) over the prior year. All Funds personal income tax projected Fiscal Year 2007-08 receipts of $35.3 billion reflected an increase of $1.1 billion (3.3%) above Fiscal Year 2006-07 estimates, continued economic growth, the full-year effect of the termination of the temporary surcharge and tax reductions authorized in the 2006-07 Budget. The All Funds receipts projections continued this trend, and were projected at $37.9 billion, an increase of $2.5 billion (7.2%) above Fiscal Year 2007-07 estimates.

           User Taxes and Fees. All Funds user taxes and fees net receipts for Fiscal Year 2006-07 are projected to reach $13.7 billion, a decrease of 1.7% from Fiscal Year 2005-06. All Funds user taxes and fees receipts for Fiscal Year 2007-08 are projected to be $14.2 billion, an increase of $519 million (3.8%) from the prior fiscal year. In Fiscal Year 2008-09, All Funds user taxes and fees receipts are projected to total $14.6 billion, an increase of $441 million (3.1%) over Fiscal Year 2007-08. General Fund user taxes and fees receipts for Fiscal Year 2006-07 are projected to reach $8.3 billion, a decrease of 3.7% from the prior fiscal year, and the sales and use tax is projected at $7.7 billion, a decrease of $292 million (3.7%). General Fund user taxes and fees receipts for Fiscal Year 2007-08 are projected at $8.7 billion, an increase of $343 million (4.1%) from Fiscal Year 2006-07. Sales tax receipts are estimated to increase $327 million (4.3%), while General Fund other user taxes and fees are projected to remain the same as Fiscal Year 2006-07.

           Business Taxes. All Funds business tax receipts in Fiscal Year 2006-07 are expected to be $7.3 billion, or $221 million (3.1%) above Fiscal Year 2005-06. This is due primarily to strong growth in corporate franchise tax, insurance tax and petroleum business taxes, counteracted by declines in corporate utility taxes and the bank tax. All Funds receipts for Fiscal Year 2007-08 are projected to increase by $132.5 million (1.8%) over the prior year. In Fiscal Year 2008-09, All Funds business tax receipts are projected to increase $144.4 million (1.9%) over the prior year. General Fund business taxes are projected to be $5.3 billion, or 4.3% over Fiscal Year 2005-06. General Fund business tax receipts for Fiscal Year 2007-08 are expected to increase by 1.5% over Fiscal Year 2006-07.

           Other Taxes. All Funds other taxes in Fiscal Year 2006-07 are expected to be $1.7 billion, which is $124 million (6.8%) below Fiscal Year 2005-06 estimates. The decrease is a result of an anticipated "cooling" of the downstate real estate market, but is partially offset by an expected $19 million increase in estate tax receipts. The All Funds receipts projection for other taxes is $1.8 billion in Fiscal Year 2007-08, up $71 million (4.2%) from Fiscal Year 2006-07 receipts. In Fiscal Year 2008-09, other taxes are estimated at $1.8 billion, an increase of $63 million (3.6%) from Fiscal Year 2007-08 receipts. The estimate for General Fund other taxes is $896 million, which is $15 million (1.6%) above the prior fiscal year. Growth of $19 million in estate tax receipts is partially counteracted by the loss of receipts from the repealed gift tax and real property gains tax.

           Miscellaneous Receipts. General Fund miscellaneous receipts for Fiscal Year 2006-07 are projected to total over $2.8 billion, an increase of $817 million from Fiscal Year 2005-06. Miscellaneous receipts in All Funds are projected to increase by $412 million from the current year.

           Federal Grants. General Fund Federal grants for Fiscal Year 2006-07 are projected to total $9 million, an increase of $9 million from Fiscal Year 2005-06.

           Disbursements Outlook. General Fund spending is projected to total $50.8 billion in Fiscal Year 2006-07, an increase of $4.3 billion (9.4%) over Fiscal Year 2005-06 results. State Funds spending is projected to increase by $7.4 billion (10.6%) and total $77.1 billion in Fiscal Year 2006-07. All Funds spending, the broadest measure of State spending, is projected to total $112.5 billion in Fiscal Year 2006-07, an increase of $8.1 billion (7.8%).

           Medicaid growth of $2.7 billion in Fiscal Year 2006-07 is primarily attributable to the increasing cost of providing health care services, as well as the rising number of recipients. In addition, the growth related to the State takeover of local healthcare provider costs are estimated to rise by $235 million, and the loss of certain proceeds after this fiscal year, are no longer available in Fiscal Year 2006-07. School aid spending is projected to grow by $461 million in Fiscal Year 2006-07, assuming growth in expense-based programs and other selected aid categories. State operations spending is projected to increase by $592 million in Fiscal Year 2006-07 with general State charges expected to increase by an additional $375 million, primarily due to higher pension and health insurance costs for State employees.

           2006-07 Financial Plan Update. DOB reported a General Fund surplus of $1.5 billion for Fiscal Year 2006-07. Results for Fiscal Year 2006-07 were $1.5 billion higher than the 2006-07 Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion, and disbursements, including transfers to other funds, totaled $51.6 billion. The General Fund ended Fiscal Year 2006-07 with a balance of $3 billion. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in Fiscal Year 2006-07, an increase of $4.2 billion from Fiscal Year 2005-06. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $390 million. General Fund spending, including transfers to other funds, totaled $51.6 billion in Fiscal Year 2006-07, an increase of $5.1 billion from Fiscal Year 2005-06. The main sources of annual growth were school aid, Medicaid, and higher education programs.

          The State ended Fiscal Year 2006-07 with a State Funds cash balance of $6.7 billion. In addition to the $3 billion General Fund balance, the State's special revenue funds had a closing balance of $3.7 billion and the debt service funds had a closing balance of $233 million, partially offset by a negative balance in the capital projects funds of $228 million. State Funds receipts totaled $76.8 billion in Fiscal Year 2006-07, an increase of $5.0 billion from Fiscal Year 2005-06. Actual State Funds disbursements totaled $77.3 billion in Fiscal Year 2006-07, an increase of $7.6 billion from Fiscal Year 2005-06.

          The State ended Fiscal Year 2006-07 with an All Funds cash balance of $6.8 billion. In addition to the $6.7 billion State Funds balance, the Federal Funds had a closing balance of $85 million, including $288 million in Federal special revenue funds, partially offset by a negative balance in the Federal capital projects funds of $203 million. All Funds receipts for Fiscal Year 2006-07 totaled $112.4 billion, an increase of $5.4 billion over Fiscal Year 2005-06. All Funds disbursements for 2006-07 totaled $112.8 billion, an increase of $8.4 billion over Fiscal Year 2005-06.

2007-08 Executive Budget Financial Plan

           General. The Governor's 2007-08 budget (the "2007-08 Executive Budget") proposed to eliminate the $1.6 billion imbalance in Fiscal Year 2006-07, fund several new initiatives (primarily through reductions in planned spending growth in health care and other programs), address the structural imbalance and finance new initiatives by: (a) restraining spending in the fastest-growing programs, particularly Medicaid; (b) closing tax law loopholes to enhance revenue collections, and (c) using a portion of prior-year budget surpluses. It was estimated that the 2007-08 Executive Budget would leave approximately $1.2 billion in surplus to help reduce potential outyear gaps.

          The 2007-08 Executive Budget recommended a $7 billion increase in school aid over the next four school years and an expanded $6 billion property tax relief plan with $2.5 billion in additional relief for middle class taxpayers over the next three years. The 2007-08 Executive Budget also included a plan to ensure that all children have access to health insurance. In addition, the 2007-08 Executive Budget recommended a deposit of $250 million into a reserve to lower State debt and another $125 million into a new Rainy Day Reserve Fund established in January 2007 to respond to an economic downturn or catastrophic event.

          The 2007-08 Executive Budget recommendations resulted in annual spending growth of 4.2% in the General Fund, 7.8% in State Funds and 6.3% in All Funds. DOB projected that the State would end Fiscal Year 2007-08 with a General Fund balance of $3 billion if the 2007-08 Executive Budget was enacted in its entirety. The balance consisted of $1.2 billion in undesignated reserves and $1.8 billion in reserves designated to finance existing or planned commitments. The projected closing balance was $596 million below the level estimated for the prior fiscal year, which primarily reflected the use of the remaining Fiscal Year 2005-06 surplus to support Fiscal Year 2007-08 operations.

2007-08 Enacted Budget Financial Plan

           2007-08 Budget. The Governor submitted the 2007-08 Executive Budget to the Legislature on January 31, 2007, which was enacted on April 1, 2007. Annual spending in the General Fund is projected to grow by $2.1 billion (4.1%) from Fiscal Year 2006-07 levels. All Governmental Funds spending is estimated at $120.7 billion in Fiscal Year 2007-08, an increase of $7.9 billion (7%) from Fiscal Year 2006-07. In order to help balance future budgets, the 2007-08 Budget establishes $1.2 billion in flexible reserves. The General Fund is projected to have a closing balance of $3.0 billion in Fiscal Year 2007-08, comparable to the level at the end of Fiscal Year 2006-07. The balance consists of $1.2 billion in undesignated reserves and $1.8 billion in reserves for designated purposes.

          At the start of Fiscal Year 2007-08, the State estimated a General Fund budget imbalance of $1.6 billion in Fiscal Year 2007-08. The 2007-08 Budget projects potential budget gaps in future years of $3.1 billion, $4.8 billion and $6.6 billion in Fiscal Years 2008-09, 2009-10 and 2010-11, respectively.

          The 2007-08 Budget includes the following material provisions: (i) a new Foundation Aid formula that bases the amount of School Aid on a district's educational needs and its ability to provide local support for education; (ii) expansion of the STAR program, providing a new benefit targeted to middle class taxpayers; (iii) expanded access to healthcare for the 400,000 children without healthcare coverage in the state; (iv) investment in providing initial funding for stem cell research; and (v) a $250 million deposit to the State's Debt Reduction Reserve and $175 million to the new Rainy Day Reserve.

           General Fund spending, including transfers to other funds, is projected to total $53.7 billion in Fiscal Year 2007-2008, an increase of $2.1 billion over the Fiscal Year 2006-2007 forecast (4.1%). State Funds spending, which includes both the General Fund and spending from other funds supported by State revenues, is projected to increase by $6.5 billion (8.4%) and total $83.8 billion in Fiscal Year 2007-2008. All Funds spending is projected to total $120.7 billion in Fiscal Year 2007-2008, an increase of $7.9 billion (7.0%) over Fiscal Year 2006-07.

           Receipts Outlook. All Funds receipts for Fiscal Year 2007-08 are projected to reach $119.5 billion, an increase of $7.1 billion (6.3%) over Fiscal Year 2006-07. All funds tax receipts are projected to grow by more than $3.2 billion. All Funds Federal grants are expected to increase by more than $1.5 billion (4.4%). All Funds miscellaneous receipts are projected to increase by approximately $2.3 billion (12.9%). After controlling for the impact of all policy changes, base tax revenue growth is estimated to be 7.8% for Fiscal Year 2007-2008. Total State Funds receipts are project at $82.3 billion, an increase of $5.5 billion (7.2%) from Fiscal Year 2006-2007 receipts. Total General Funds receipts are projected at $53.7 billion, an increase of $2.3 billion (4.5%) from Fiscal Year 2006-2007. General Fund tax receipt growth is projected to be 1.5% over Fiscal Year 2006-2007 and General Fund miscellaneous receipts are projected to increase by $217 million.

           Personal Income Tax. All Funds income tax receipts for Fiscal Year 2007-08 are projected to increase $2.2 billion over the prior fiscal year to total $36.8 billion. Gross receipts are projected to increase 7.5% and reflect projected growth for tax year 2007 liabilities in withholding of 6.7% ($1.8 billion) and in estimated taxes of 9.9% ($750 million). Payments from extensions and final returns for tax year 2006 are projected to increase in total by 8.4% ($242 million and $169 million, respectively). Receipts from delinquencies are projected to increase by 9.3% ($77 million) over the prior year. Net receipts, which include refunds on tax year 2006 payments and liabilities, are projected to grow 6.5%. Refunds, which are projected to increase by 13.7% ($753 million), reflect the impact of the Empire State Child Credit (a refundable credit for resident taxpayers with children ages 4 to 16) that was enacted in 2006 and is applicable to tax years beginning in 2006 and thereafter. General Fund income tax receipts for Fiscal Year 2007-08 are estimated to remain almost flat at $22.9 billion.

          All Funds personal income tax receipts for Fiscal Year 2007-08 are projected to grow by $546 million (1.5%) from the 2007-08 Executive Budget. The increase is primarily due to stronger growth in withholding ($225 million), estimated payments ($200 million), and final return payments ($70 million). The 2007-08 Budget also projects refunds to be $51 million below the 2007-08 Executive Budget forecast. General Fund receipts are projected to be $627 million above the 2007-08 Executive Budget.

           User Taxes and Fees. All Funds user taxes and fees receipts for Fiscal Year 2007-08 are projected to be $14.2 billion, an increase of $730 million (5.4%) from 2006-07. General Fund user taxes and fees receipts are projected to total $8.6 billion in Fiscal Year 2007-08, an increase of $381 million (4.7%) from Fiscal Year 2006-07. This increase largely reflects the projected growth in the sales tax base (4.1%), the collection of taxes on sales to non- Native Americans on New York reservations and a reclassification of motor vehicle fees.

           Business Taxes. All Funds business tax receipts for Fiscal Year 2007-08 of more than $8.9 billion are estimated to increase by nearly $313 million (3.6%) over the prior year. The estimates reflect a net increase in receipts of $362 million from enacted provisions that will close corporate tax loopholes that have allowed bank and corporate franchise taxpayers to use complex tax shelter techniques to avoid tax ($516 million) and certain business tax cuts.

          The 2007-08 Budget also will reduce taxes by $154 million in 2007-08, as a result of reductions in the net income tax rate imposed on corporations, banks, and insurance companies from 7.5% to 7.1% and the alternative minimum tax imposed under the corporate franchise tax from 2.5% to 1.5% (effective January 1, 2007). In addition, effective January 31, 2007, the entire net income tax rate imposed on certain manufacturers and qualified emerging technology companies was reduced from 7.5% to 6.5%. General Fund business tax receipts for Fiscal Year 2007-08 of $6.7 billion are estimated to increase $211 million (3.3%) over the prior year.

           Other Taxes. All Funds other tax receipts in Fiscal Year 2007-08 are projected to be roughly $2 billion, down $62 million (3.0%) from Fiscal Year 2006-07. General Fund receipts for Fiscal Year 2007-08 are projected to total more than $1.1 billion, or a $60 million increase, with estate tax collections expected to grow modestly.

           Miscellaneous Receipts. General Fund miscellaneous receipts collections in Fiscal Year 2007-08 are projected to reach approximately $2.5 billion, up $218 million from Fiscal Year 2006-07.

           Disbursements Outlook. In Fiscal Year 2007-08, General Fund spending, including transfers to other funds, is projected to total $53.7 billion. State Funds spending, which includes both the General Fund and spending from other funds supported by assessments, tuition, HCRA resources and other non-Federal revenues, is projected to total $83.8 billion in Fiscal Year 2007-08. All Funds spending is projected to total $120.7 billion in 2007-08.

          In Fiscal Year 2007-08, All Funds spending for local assistance is expected to total $85.7 billion. All Funds local assistance spending is projected to total $85.7 billion, an increase of $4.9 billion (6.1%) over Fiscal Year 2006-07. The growth is primarily driven by projected increases in School Aid ($1.7 billion), STAR spending ($736 million), Public Health ($393 million), Mental Hygiene ($326 million), and Homeland Security ($325 million).

          All Funds State Operations spending, is projected at $18.7 billion in Fiscal Year 2007-08. All Funds spending on General State Charges is expected to total $5.4 billion in Fiscal Year 2007-08, and comprises health insurance spending for employees ($1.6 billion) and retirees ($1.0 billion), pensions ($1.2 billion) and social security ($873 million). All Funds debt service is projected at $4.1 billion in Fiscal Year 2007-08, of which $1.58 billion is paid from the General Fund through transfers and $2.6 billion from other State funds. All Funds capital spending of $5.6 billion in Fiscal Year 2006-07 is projected to increase to $7.3 billion in Fiscal Year 2007-08. All Funds transfers from other funds are expected to total $21.3 billion and comprise of $11.9 billion in the General Fund, $3.7 billion in the Special Revenue Funds, $5.5 billion in the Debt Service Funds and $293 million in the Capital Projects Funds. All Funds transfers to other funds are also expected to total $21.3 billion and comprise $2.4 billion in the General Fund, $3.6 billion in the Special Revenue Funds, $14.4 billion in the Debt Service Funds and $947 million in the Capital Projects Funds.

          The State created a new Rainy Day Reserve in January 2007 that has an authorized balance of 3% of General Fund spending. The 2007-08 Budget authorizes the first deposit of $175 million. When combined with the existing Tax Stabilization Reserve, the State's Rainy Day Reserve authorization totals 5% of General Fund spending.

General Fund Outyear Projections

           Total All Funds receipts in Fiscal Year 2008-09 are projected to reach $125.1 billion, an increase of $5.6 billion (4.7%) from Fiscal Year 2007-08 estimates. All Funds receipts in Fiscal Year 2009-10 are expected to increase to nearly $130 billion (3.8%) over the prior year. In Fiscal Year 2010-11, receipts are expected to increase by more than $5.4 billion over Fiscal Year 2009-10. All Funds tax receipts are expected to increase by 5.3% in Fiscal Year 2008-09, 5.5% in Fiscal Year 2009-10 and 4.6% in Fiscal Year 2010-11. This growth pattern is consistent with an economic forecast of continued but modest economic growth. Total State Funds receipts are projected to be nearly $85.8 billion in Fiscal Year 2008-09, nearly $89.4 billion in Fiscal Year 2009-10 and almost $93.0 billion in Fiscal Year 2010-11. Total General Fund receipts are projected to be $55.2 billion in Fiscal Year 2008-09, nearly $58.3 billion in Fiscal Year 2009-10 and roughly $60.9 billion in Fiscal Year 2010-11. Overall, receipts growth through Fiscal Year 2010-11 is expected to remain strong consistent with projected continued growth in the U.S. and New York economies.

          All Funds income tax receipts are estimated to increase by $115 million annually beginning in Fiscal Year 2008-09. The estimated personal income tax receipts for Fiscal Year 2008-09 of $39.3 billion reflect an increase of $2.5 billion (6.7%) above the estimate for Fiscal Year 2007-08. All Funds receipts for Fiscal Year 2009-10 are estimated at $41.9 billion, an increase of $2.6 billion (6.5%) above Fiscal Year 2008-09. General Fund income tax receipts are projected to increase by $1.2 billion, to just over $24.1 billion in Fiscal Year 2008-09. General Fund personal income tax receipts for Fiscal Year 2009-10 are projected to increase over Fiscal Year 2008-09 by $1.4 billion to $25.5 billion.

           General Fund receipts from user taxes and fees are estimated to total $8.9 billion in Fiscal Year 2008-09, an increase of $335 million from Fiscal Year 2007-08. Receipts are projected to grow by an additional $300 million annually in Fiscal Year 2009-10 and Fiscal Year 2010-11 to $9.2 billion and $9.5 billion, respectively. The increase is due almost exclusively to the projected growth in the sales tax base.

          All Funds business tax receipts for Fiscal Year 2008-09 are projected to increase $166 million (1.9%), to nearly $9.1 billion. For Fiscal Year 2009-10, All Funds business tax receipts are projected to increase by 3.9%, to more than $9.4 billion. General Fund receipts from other taxes are expected to grow modestly in the outyears, primarily reflecting modest growth in estate tax collections. All Funds other tax receipts are projected to increase moderately in future years, primarily due to positive change in the estate tax as well real estate transfer tax collections. General Fund miscellaneous receipts in Fiscal Year 2008-09 are projected to be $2.1 billion, down $419 million from Fiscal Year 2007-08. General Fund miscellaneous receipts are projected to be up $402 million from Fiscal Year 2008-09 and are expected to remain relatively constant in Fiscal Year 2010-11.

          The 2007-08 Budget projected outyear gaps of $3.1 billion in Fiscal Year 2008-09, $4.8 billion in Fiscal Year 2009-10, and $6.6 billion in Fiscal Year 2010-11. DOB forecasts General Fund spending of $58.8 billion in Fiscal Year 2008-09, an increase of $5.1 billion (9.4%) over projected Fiscal Year 2007-08 levels. Growth in Fiscal Year 2009-10 is projected at $4.7 billion (8.1%) and in Fiscal Year 2010-11 at $4.6 billion (7.2%).

State Indebtedness

           General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

           Limitations on State-Supported Debt.

           Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in Fiscal Year 2000-01, and will gradually increase until it is fully phased-in at 4.0% in Fiscal Year 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in Fiscal Year 2000-01, and will gradually increase to 5.0% in Fiscal Year 2013-14.

          As of the most recent calculations, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 1.73% of personal income and debt service on such debt at 1.07% of total State receipts, compared to the caps of 2.32% each. DOB expects that debt outstanding and debt service costs for Fiscal Year 2006-07 and the entire five-year forecast period through 2010-11 will also be within the statutory caps.

           Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt. As of March 31, 2007, State-supported debt in the amount of $42.7 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $8.5 billion each. As of March 31, 2007, both amounts are less than the statutorily cap of 20%, and are projected to be below the caps for the entire forecast period through Fiscal Year 2011-12.

          As of March 31, 2007, the State had approximately $2.0 billion of outstanding variable rate instruments, or 4.6% of total debt outstanding, that are subject to the net variable rate exposure cap. That amount includes $1.7 billion of unhedged variable rate obligations and $224 million of synthetic variable rate obligations. In addition to these variable rate obligations, as of March 31, 2007, about $2.4 billion in State-supported convertible rate bonds are currently outstanding.

           State-Supported Debt. The State's debt affordability measures compare favorably to the forecasts contained in the State's Capital Program and Financing Plan. Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated. During the prior ten years, State-supported long-term debt service increased on an average annual basis by 3% to $3.7 billion in Fiscal Year 2005-06, growing at a slower rate than total receipts (6.1% increase on an annual basis).

           General Obligation Bond Programs. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. The amount of general obligation bonds issued in Fiscal Year 2005-06 (excluding refunding bonds) was $159 million, and as of March 31, 2006, the total amount of general obligation debt outstanding was $3.5 billion. The amount of general obligation bonds issued in Fiscal Year 2006-07 (excluding refunding bonds) was $180 million, and as of March 31, 2007, the total amount of general obligation debt outstanding was $3.3 billion. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. The 2006-07 Budget projected that approximately $236 million in general obligation bonds will be issued in Fiscal Year 2006-07.

           Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2007, approximately $8.4 billion of State Personal Income Tax Revenue Bonds were outstanding. It is currently estimated that $4.9 billion of State Personal Income Tax Revenue Bonds, $102 million of SUNY Dormitory Facilities Revenue Bonds, $373 million of Mental Health Facilities Improvement Revenue Bonds will be issued in Fiscal Year 2007-08. The 2007-08 Budget also reflects the planned issuance of $703 million of Dedicated Highway and Bridge Trust Fund Bonds.

           Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. Since Fiscal Year 1998-99, over $1.1 billion has been deposited in the DRRF. In Fiscal Year 2006-07, the State plans to make additional deposits of $250 million to the DRRF to reduce the State's debt burden.

           2006-07 State Supported Borrowing Plan. On January 17, 2006, the proposed Fiscal Year 2006-07 through 2010-11 Capital Program and Financing Plan was released . The final Plan was released on May 26, 2006, reflecting final action on the 2006-07 Budget, and projected new issuance of $236 million in general obligation bonds in Fiscal Year 2006-07. In Fiscal Year 2007-08, the State's borrowing plan projects new issuance of $358 million in general obligation bonds.

Litigation

           General. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in the current fiscal year or thereafter.

           Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget. The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

           State Finance Policies. In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of State law which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield, from a not-for-profit corporation to a for-profit corporation. The State and private defendants have separately moved to dismiss the complaint. By decision dated November 26, 2002, the trial court granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from that decision. Plaintiffs served an amended complaint on April 1, 2003, which the defendants moved to have dismissed. In May 2004, the Appellate Division denied the defendants' motion, and the defendants have appealed to the Court of Appeals. The plaintiffs also have leave to appeal the dismissal of their original complaint. By decision dated June 20, 2005, the Court of Appeals dismissed all of plaintiffs' claims. As a result, the State Comptroller has transferred the escrowed Empire conversion proceeds ($754 million) received to date to the Health Care Reform Act ("HCRA") Resource Fund. HCRA expects another $1.1 billion in conversion proceeds during the current fiscal year.

           Real Property Claims. In March 1985, in Oneida Indian Nation of New York, et al. v. County of Oneida, the Supreme Court affirmed a judgment holding that the Oneida Indians had a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. The Supreme Court also held that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

          In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2000, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

          On December 7, 2004, the State and certain Indian tribes entered into settlement agreements requiring the enactment of State and Federal legislation by September 1, 2005, or as otherwise extended by the parties. No such legislation was enacted and no extension of time was agreed upon. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the issue of laches.

           Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al. and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York, Seneca Nation of Indians, et al v. State of New York, et al., in the United States District Court for the Western District of New York and Onondaga Nation v. State of New York, et al.

          In the Cayuga Indian Nation of New York case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals. On October 1, 2004, the State filed an action in Federal district court seeking contribution from the Federal government towards the $248 million in judgment and post-judgment interest. On June 28, 2005, the Second Circuit held that plaintiffs' possessory land claim was barred, reversed the judgment of the District Court and entered judgment for the State. On September 8, 2005 the Second Circuit denied plaintiff's motion for reconsideration and en banc review. On February 3, 2006, the United States and the tribal plaintiffs filed petitions for a writ of certiorari. On May 15, 2006, the Supreme Court denied plaintiffs' petitions for certiorari. This case is now concluded.

           Settlements were signed by the Governor with the Seneca-Cayuga Tribe of Oklahoma on November 12, 2004, and with the Cayuga Tribe of New York on November 17, 2004, which in part require enactment of certain State and Federal legislation by September 1, 2005, unless the parties agree to an extension of time. No legislation was enacted by September 1, 2005 and no extension of time was agreed upon.

          In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution. On November 29, 2004, the plaintiff tribes, with one exception, approved a settlement with the State. On February 10, 2006, the district court stayed all proceedings and legislation until 45 days after the U.S. Supreme Court issued a final decision in the Cayuga Indian Nation of the New York Case. On November 6, 2006, the defendants moved for judgment on the pleadings.

          In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their ownership claim of certain islands in the Niagara River and the New York State Thruway right of way where it crosses the Cattaraugus reservation in Erie and Chatauqua counties. On November 17, 1999, the court granted the State's motion to dismiss the portion of the action relating to the right of way and denied the State's motion to dismiss the Federal government's damage claims. On June 21, 2002, the court granted summary judgment on the remaining portion of the action related to the Niagara River, and judgment was entered dismissing all aspects of the action. Plaintiffs appealed the judgment, which was affirmed by the Second Circuit Court on September 9, 2004. Plaintiffs have petitioned for a rehearing en banc. Each of the plaintiffs' petitions for rehearing en banc were denied by the Second Circuit. On January 16, 2006, plaintiffs filed a writ for certiorari before the U.S. Supreme Court. On June 5, 2006, the Supreme Court denied plaintiffs' petition for certiorari. This case is now concluded.

           In Onondaga Nation v. State of New York, et al., plaintiff seeks a judgment declaring that certain lands within the State are the property of the Onodaga Nation and the Haudenosaunee, and that conveyances of that land pursuant to treaties during the period from 1788-1822 are null and void. The District Court has granted defendants permission to move to dismiss the complaints or for summary judgment on the issue of laches. On August 15, 2006, the defendants moved for an order dismissing this action, based on the issue of laches.

           School Aid. In Campaign for Fiscal Equity, Inc. et al. v. State, et al., plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates the State Constitution and the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State Constitutions and the federal Civil Rights Act. It reversed dismissal of the claims under the State Constitution and implementing regulations of The Civil Rights Act, and remanded these claims for trial.

          By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to the Civil Rights Act. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

          On June 26, 2003, the Court of Appeals reversed that portion of the June 25th decision of the appeals court relating to the constitutionality claim. The Court held that the weight of credible evidence supported the trial court's conclusion that City schoolchildren were not receiving the Constitutionally mandated opportunity for a sound basic education, and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide such sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision. On August 3, 2004, the trial court referred the case to a recommendation panel for guidance on the best manner to implement the Court of Appeals mandate. On November 30, 2004, the panel issued a report recommending the Stated be directed to pay a total of $14.08 billion to City schools over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements. On March 15, 2005, the State Supreme Court issued an order confirming the panel's report and recommendations and directed the State to take all steps necessary to provide additional funding for City schools as proposed by the panel, totaling $14.08 billion over the next four years. The Court also directed the State to take all steps necessary to provide additional capital funding, totaling $9.179 billion over the next five years. The State appealed this order, which was then stayed pending a decision from the appeals court. On May 3, 2005, the appellate court denied the plaintiff's motion to lift the automatic stay. On March 23, 2006, the appellate court departed from the March 15, 2005 order of the Supreme Court and directed the Governor and the Legislature to consider a range between $4.7 billion and $5.63 billion in funding, over a period of four years, appropriated in order to remedy the deficiencies caused by the unconstitutional nature of the June 26, 2003 decision, and implement a plan for capital improvement that expends $9.179 billion over the next five years. On April 17, 2006, the plaintiffs appealed the March 23, 2006 decision. The State defendants cross appealed on April 21, 2006. On November 20, 2006, the Court of Appeals affirmed as modified the March 23, 2006 decision and held that the constitutionally required funding for the New York City School District included additional operating funds in the amount of $1.93 billion. The Court of Appeals further vacated that portion of the March 23, 2006 order requiring a capital improvement program as unnecessary, citing the capital funding program approved by the Legislature in 2006. This case is now concluded.

           Medicaid. Numerous cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

           In New York Association of Homes and Services for the Aging v. DeBuono, et al., the U.S. District Court dismissed plaintiff's complaint on May 19, 2004. On April 6, 2006, the Second Circuit Court of Appeals affirmed the order of the District Court. Several related cases involving the same parties and issues have been held in abeyance pending the result of the litigation in Federal court.

          In Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello, the trial court dismissed the plaintiffs' petition on December 22, 2004. On September 30, 2005, the trial court's decision was upheld, and on December 22, 2005, petitioners' motion for leave to appeal to the Court of Appeals was granted. On October 24, 2006, the Court of Appeals affirmed the order of the Appellate Division dismissing the petition.

           Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the MSA that New York and many other states entered into with major tobacco manufacturers. The action alleged violations of the Commerce Clause, anti-trust violations and equal protection violations relating to the selective enforcement of State law on Native American reservations. The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed, and on January 6, 2004 the appellate court affirmed the dismissal of the Commerce Clause claim, reversed the dismissal of the anti-trust claim, and remanded the selective enforcement claim to the trial court for further proceedings. Plaintiffs filed an amended complaint challenging the validity of the MSA itself and seeking preliminary injunctive relief. On September 14, 2004, the district court denied the plaintiffs' motion, except the portion that prevented the tobacco manufacturers from obtaining certain funds from escrow. Plaintiffs have appealed the court's order. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction. In December 2006, the motions and cross-motions of the parties for summary judgment were fully submitted to the district court.

APPENDIX D

          Set forth below, as to each share class of each Fund, as applicable, are those shareholders of record known by each Fund to own 5% or more of a class of shares of the Fund as of June 18, 2007.

Dreyfus Cash Management

Institutional Shares: (1) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (40.3965%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (9.1961%); (3) Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (5.0440%).

Investor Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (41.6269%); (2) Pershing, For the Exclusive Benefit of Pershing Customer Accounts, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07311 (22.4640%); (3) Mellon Financial Center, Mellon Client Service Center, 500 Ross Street, Pittsburgh, PA 15262-0001 (5.8055%).

Administrative Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (44.6253%); (2) Pershing, Attn. Cash Management Services, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07311 (17.5649%); (3) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (10.0866%); (4) Laba & Co., c/o LaSalle National Bank, P.O. Box 1443, Chicago, IL 60690-1443 (8.0185%); (5) The Bank in Boulder, 3033 Iris Ave., Boulder, CO 80301-1904 (7.8320%).

Participant Shares: (1) Pershing, Attn. Cash Management Services, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07311 (16.7403%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (15.8188%); (3) The Bank in Boulder, 3033 Iris Ave., Boulder, CO 80301-1904 (14.7200%); (4) Mellon 1st Business Bank, 601 W. 5th St., Los Angeles, CA 90071-2004 (7.1871%); (5) PFPC FBO Nationwide Best of America, Advisory Services Program, 760 Moore Rd., King of Prussa, PA 19406-1212 (6.3491%).

Dreyfus Cash Management Plus, Inc.

Institutional Shares: (1) Boston & Co., Attn. Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (35.1205%); (2) Amalgamated Bank, 60 S. Los Robles Ave., Pasadena, CA 91101-2016 (5.1952%).

Investor Shares: (1) Pershing, For the Exclusive Benefit of Pershing Clients, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07311 (35.4992%); (2) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, FL 3, Charlotte, NC 28255-0001 (11.5236%); (3) Morgan Keegan & Co. Inc., 50 Front Street, FL 4, Memphis, TN 38103-1175 (6.5125%).

Administrative Shares: (1) Morgan Keegan & Co. Inc., 50 Front Street, FL 4, Memphis, TN 38103-1175 (28.4530%); (2) Boston & Co., 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (15.5037%); (3) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (15.0725%); (4) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, FL 3, Charlotte, NC 28255-0001 (11.6610%); (5) Mellon 1st Business Bank, 601 W. 5th St., Los Angeles, CA 90071-2004 (9.7946%); (6) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (9.3112%).

Participant Shares: (1) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (64.3491%); (2) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (26.2024%).

Dreyfus Government Cash Management

Institutional Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Fund, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (42.3214%); (2) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (20.0962%); (3) Boston & Co., Attn. Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (9.2228%).

Investor Shares: (1) Pershing, For the Exclusive Benefit of Pershing Customer Accounts, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07311 (49.9484%); (2) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, FL 3, Charlotte, NC 28255-0001 (17.4343%). (3) Mellon Bank, AIS Operations, Client Services, 505 Ross Street, Pittsburgh, PA 15262-0001 (7.2139%); (4) Wells Fargo Brokerage Services LLC, 608 2nd Ave. S., Minneapolis, MN 55479-0001 (6.0645%).

Administrative Shares: (1) Morgan Keegan & Co., 50 Front St., FL 4, Memphis, TN 38103 (52.1804%); (2) Comerica Bank, 201 W. Fort Street, 3rd Floor, Detriot, MI 48226 (10.0374%); (3) Endowment Capital, LP, 1515 Market Street, Suite 2000, Philadelphia, PA 19102-1920 (7.9644%); (4) Boston & Co., Attn. Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (7.2888%); (5) Long Drive, LP, 1515 Market Street, Suite 2000, Philadelphia, PA 19102-1920 (6.2196%).

Participant Shares: (1) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N College St, Fl 3, Charlotte, NC 28255-0001 (33.2305%); (2) Laba & Co. Inc., Corp Trust Escrow, c/o Lasalle National Bank, P.O. Box 1443, Chicago, IL 60690-1443 (9.7929%); (3) Columbia River Bank, Attn: Corporate Business Services, P.O. Box 1050, The Dalles, OR 97058-9050 (8.7208%).

Dreyfus Government Prime Cash Management

Institutional Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (20.4601%); (2) NatCity Investments Inc., Operations Dept., 629 Euclid Ave, 9th Floor, Cleveland, OH 44114 (18.7566%); (3) California Bank & Trust, Cash Management Operations, 1655 W. Redondo Beach Blvd., 2nd Floor, Gardena, CA 90247-3241 (12.7547%); (4) Wells Fargo Brokerage Services LLC, 608 2nd Avenue S., Minneapolis, MN 55479-0001 (12.4367%); (5) National Bank of Arizona, Treasury Management, P.O. Box 80440, Phoenix, AZ 85060-0440 (10.8050%); (6) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (5.8775%).

Investor Shares: (1) Pershing, For the Exclusive Benefit of Pershing Customer Accounts, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07311 (42.6271%); (2) Hudson Valley Bank, 21 Scarsdale Road, # Dept., Yonkers, NY 10707-3204 (17.1445%).

Administrative Shares: (1) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (34.9082%).

Participant Shares: (1) National Financial Services Corp., For Exclusive Benefit of its Customers, Attn.: Mutual Funds Dept., 5th Floor, One World Financial Center, 200 Liberty St., New York, NY 10281-1003 (39.4389%); (2) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (25.1519%); (3) Comerica Bank, 201 W. Fort Street, 3rd Floor, Detroit, MI 48226 (11.9605%); (4) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (9.4209%); (5) The Addis Group, 2500 Renaissance Blvd., # 100, King of Prussa, PA 19406-2639 (5.4804%).

Dreyfus Treasury Cash Management

Institutional Shares: (1) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (35.1278%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (12.5335%); (3) Enron Corp.—DIP Estate Services, 1221 Lamar Street, Suite 1600, Houston, TX 77010-3039 (12.0930%); (4) California Bank & Trust, Cash Management Operations, 1655 W. Redondo Beach Blvd., 2nd Floor, Gardena, CA 90247-3241 (10.3356%).

Investor Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (39.2953%); (2) Zions First National Bank, Trust Department, P.O. Box 30880, Salt Lake City, UT 84130-0880 (28.0703%); (3) Wells Fargo Bank, N.A., Attn. Cash Sweep Dept., 733 Marquette Avenue, Minneapolis, MN 55479-0001 (7.3498%); (4) City National Bank, Fiduciary For Various Accounts, P.O. Box 60520, Los Angeles, CA 90060-0520 (5.9970%); (5) EGAP & Co., A Partnership, Attn. Trust Operations, P.O. Box 820, Burlington, VT 05402-0820 (5.0760%).

Administrative Shares: (1) Boston & Co., Attn. Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (47.5534%); (2) Wells Fargo Brokerage Services LLC, 608 2nd Ave. S., Minneapolis, MN 55479-0001 (5.0765%).

Participant Shares: (1) Zions First National Bank, Trust Operations Dept., P.O. Box 30880, Salt Lake City, UT 84130-0880 (45.4723%); (2) Band & Co., c/o U.S. Bank NA, Attn. ACM dept., P.O. Box 1787, Milwaukee, WI 53201-1787 (31.6293%); (3) Laba & Co Inc., Corporate Trust Escrow Only, c/o Lasalle National Bank, P.O. Box 1443, Chicago, IL 60690-1443 (16.4360%); (4) Morgan Keegan & Co. Inc., 50 Front Street, FL 4, Memphis, TN 38103-1175 (5.0876%).

Dreyfus Treasury Prime Cash Management

Institutional Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (29.8403%); (2) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Fl 3, Charlotte, NC 28255-0001 (25.6138%); (3) Boston & Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (12.6210%).

Investor Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (48.5747%); (2) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Fl 3, Charlotte, NC 28255-0001 (7.4629%); (3) Saturn & Co., c/o Investors Bank & Trust Company, P.O. Box 9130, Boston, MA 02117-9130 (6.7860%); (4) Piper Jaffray Special Custody A/C For the Exclusive Benefit of Our Customers, Attn: Mutual Fund Operations, 800 Nicollet Mall, Minneapolis, MN 55402-7000 (6.7090%); (5) SEI Private Trust Company, c/o HSBC, Attn. Mutual Fund Administrator, One Freedom Valley Drive, Oaks, PA 19456 (5.8799%).

Administrative Shares: (1) Chinyol Yi Annuity Trust, 20 Sunset Harbor, Newport Coast, CA 92657-1706 (69.5551%); (2) Donna Yi Annuity Trust, 70 Sunset Harbor, Newport Coast, CA 92657-1706 (26.9948%).

Participant Shares: (1) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (34.3772%); (2) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (27.4482%); (3) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (20.6903%).

Dreyfus Municipal Cash Management Plus

Institutional Shares: (1) Boston &Co., Attn: Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (45.2434%); (2) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Jersey City, NJ 07399-0001 (25.2118%); (3) Wells Fargo Brokerage Services LLC, 608 2nd Ave. S., Minneapolis, MN 55479-0001 (6.4501%).

Investor Shares: (1) Pershing, For the Exclusive Benefit of Pershing Customer Accounts, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07311 (73.7831%); (2) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, FL 3, Charlotte, NC 28255-0001 (8.9844%); (3) PFF Bank & Trust, Trustee, 9531 Milliken Ave., Cucamonga, CA 91730-6006 (5.4178%).

Administrative Shares: (1) Morgan Keegan & Co., Inc., 50 Front Street, Fl. 4, Memphis, TN 38103-1175 (68.7997%); (2) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (11.7907%); (3) Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (9.4544%).

Participant Shares: (1) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (63.5570%); (2) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (23.3805%); (3) PFPC FBO Nationwide Best of America Advisory Services Program, 760 Moore Road, King of Prussia, PA 19406-1212 (9.9851%).

Dreyfus Tax Exempt Cash Management

Institutional Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (18.2813%); (2) Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (9.0109%); (3) Bowen David & Co., 175 Federal Street; Boston, MA 02110-2210 (8.9742%); (4) National Financial Services Corp., For the Exclusive Benefit of its Customers, Attn. Mutual Funds Dept., 5th Floor, One World Financial Center, 200 Liberty Street, New York, NY 10281-1003 (7.8124%); (5) Citizens Bank, c/o Investment Management Services, 870 Westminster Street, Providence, RI 02903-4089 (6.3840%); (6) Boston & Co., Attn. Cash Sweep, 3 Mellon Bank Center, Pittsburgh, PA 15259-0001 (5.8892%).

Investor Shares: (1) Pershing, For Exclusive Benefit of Bank One Money Fund Customer Accounts, Harborside Financial Center III, 6th Floor, Jersey City, NJ 07399-0001 (41.1283%); (2) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy, 2nd Floor, E. Syracuse, NY 13057-1382 (34.1973%); (3) Citizens Investment Services Corp — Sweep PA Citizens Bank, 1 Citizens Dr., Riverside, RI 02915-3019 (5.8126%); (4) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N. College Street, Fl 3, Charlotte, NC 28255-0001 (5.1938%).

Administrative Shares: (1) Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 (45.9800%); (2) Dwight D. Sipprelle & Susan M. Sipprelle JTWROS, 155 Lincoln Street, Englewood, NJ 07631-3120 (29.3309%); (3) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (6.4553%); (4) Wells Fargo Brokerage Services LLC, 608 2nd Ave. S., Minneapolis, MN 55479-0001 (6.3901%).

Participant Shares: (1) Saturn & Co., c/o Investors Bank & Trust Company, P.O. Box 9130, Boston, MA 02117-9130 (48.8928%); (2) Pantheon Partner/IPO, 7 Wappinger Trail, Briarcliff Manor, NY 10510-1951 (22.7462%); (3) Jeffries & Company, Inc., For the Benefit of its Customers, 34 Exchange Place Plaza III, Suite 705, Jersey City, NJ 07302-3885 (13.7780%).

Dreyfus New York Municipal Cash Management

Institutional Shares: (1) Hare & Co., c/o The Bank of New York, Short Term Investment Funds, 111 Sanderscreek Pkwy 2nd Floor, E. Syracuse, NY 13057-1382 (66.1675%); (2) Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (12.9075%).

Investor Shares: (1) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (76.9815%); (2) Hudson Valley Bank, 21 Scarsdale Road, Yonkers, NY 10707-3204 (13.8947%).

Administrative Shares: (1) Pershing, Firm Account Money Mutual Funds, Attn. Cash Management Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (53.9940%); (2) Cosmos Associates, c/o Paramount Group Inc., 1633 Broadway, Suite 1801, New York, NY 10019-6708 (28.9791%); (3) Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (10.7953%); (4) Ivan Freeman & Laurie Freeman JTWROS, 120 E. 87th Street, New York, NY 10128-1153 (5.6286%).

Participant Shares: (1) First Republic Bank, Investment Division, 111 Pine Street, San Francisco, CA 94111-5602 (89.1806%).

PART C.  OTHER INFORMATION

Item 23.    Exhibits:

(a)(1)

Registrant's Articles of Incorporation are incorporated by referenced to Exhibit (1) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (the "Registration Statement"), filed on January 26, 1994.

(a)(2)	Articles Supplementary dated November 26, 2001 are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 23 to the Registration Statement, filed on May 30, 2002.

(a)(3)	Articles Supplementary dated June 18, 2007.*

(b)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 27 to the Registration Statement, filed on May 30, 2006.

(d)	Management Agreement is incorporated by referenced to Exhibit (5) of Post-Effective Amendment No. 10 to the Registration Statement, filed on December 1, 1994.

(e)(1)	Distribution Agreement is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 22 to the Registration Statement, filed on May 29, 2001.

(e)(2)	Forms of Service Agreements are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 21 to the Registration Statement, filed on May 25, 2000.

(f)	Not Applicable.

(g)(1)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 11 to the Registration Statement, filed on October 25, 1995.

(g)(2)	Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 11 to the Registration Statement, filed on October 25, 1995.

(h)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement, filed on September 20, 1996.

(i)	Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 11 to the Registration Statement, filed on October 25, 1995.

(j)	Consent of Independent Registered Public Accounting Firm.*

(m)	Rule 12b-1 Service Plan.*

(n)	Rule 18f-3 Plan.*

(p)	Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 26 to the Registration Statement, filed on May 27, 2005.

Other Exhibits

(a)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 27 to the Registration Statement, filed on May 30, 2006.

_________________

*          Filed herewith.

Item 24.      Persons Controlled by or Under Common Control with Registrant:

None.

Item 25.      Indemnification:

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article EIGHTH of the Registrant's Articles of Incorporation and any amendments thereto, and Section 1.9 of the Distribution Agreement.

Item 26.      Business and Other Connections of Investment Adviser:

The Dreyfus Corporation and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                          Position Held               Dates
------------                       ----------------                          -------------               -----

J. Charles Cardona                 Dreyfus Investment Advisors,              Chairman of the Board       2/02 - Present
Director and Vice Chair            Inc.++

                                   Boston Safe Advisors, Inc.++              Director                    10/01 - Present

                                   Dreyfus Service Corporation++             Executive Vice President    2/97 - Present
                                                                             Director                    8/00 - Present

Thomas F. Eggers                   Dreyfus Service Corporation++             Chairman                    4/05 - Present
Director, President and                                                      Chief Executive Officer     4/05 - Present
Chief Operating Officer
                                   Dreyfus Service Organization++            Director                    4/05 - Present

                                   Founders Asset Management LLC****         Member, Board of            4/05 - Present
                                                                             Managers

                                   Lighthouse Growth Advisers LLC++          Member, Board of            4/05 - Present
                                                                             Managers

                                   Scudder Investments                       President                   5/02 - 3/05
                                   345 Park Avenue                           Chief Executive Officer     5/02 - 3/05
                                   New York, NY 10154

                                   Scudder Distributor                       Chairman                    5/02 - 3/05
                                   345 Park Avenue
                                   New York, NY 10154

Ronald P. O'Hanley                 Mellon Financial Corporation+             Vice Chairman               6/01 - Present
Vice Chair
and Director
                                   Mellon Bank, N.A. +                       Vice Chairman               6/01 - Present

                                   Mellon Growth Advisors, LLC*              Board Member                1/02 - 7/03

                                   TBC General Partner, LLC*                 President                   7/03 - Present

                                   Standish Mellon Asset Management          Board Member                7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management          Board Member                7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*         Director                    12/00 - Present

                                   Franklin Portfolio Associates,            Director                    4/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                      Partner Representative      2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Buck Consultants, Inc.++                  Director                    7/97 - Present

                                   Newton Management Limited                 Executive Committee         10/98 - Present
                                   London, England                           Member
                                                                             Director                    10/98 - Present

                                   Mellon Global Investments Japan Ltd.      Non-Resident Director       11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                      Director                    1/98 - Present

                                   Fixed Income (MA) Trust*                  Trustee                     6/03 - Present

                                   Fixed Income (DE) Trust*                  Trustee                     6/03 - Present

                                   Pareto Partners                           Partner Representative      5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management                 Director                    2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**             Director                    2/97 - 7/03

                                   Mellon Bond Associates, LLP+              Executive Committee Member  1/98 - 7/03
                                                                             Chairman
                                                                                                         1/98 - 7/03

                                   Mellon Equity Associates, LLP+            Executive Committee         1/98 - Present
                                                                             Member
                                                                             Chairman                    1/98 - Present

                                   Mellon Global Investing Corp.*            Director                    5/97 - Present
                                                                             Chairman                    5/97 - Present
                                                                             Chief Executive Officer     5/97 - Present

J. David Officer                   Dreyfus Service Corporation++             President                   3/00 - Present
Vice Chair                                                                   Director                    3/99 - Present
and Director
                                   MBSC, LLC++                               Manager, Board of           4/02 - Present
                                                                             Managers
                                                                             President                   4/02 - Present

                                   Boston Safe Advisors, Inc. ++             Director                    10/01 - Present

                                   Dreyfus Transfer, Inc. ++                 Chairman and Director       2/02 - Present

                                   Dreyfus Service Organization,             Director                    3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of               Director                    5/98 - Present
                                   Massachusetts, Inc.++

                                   Seven Six Seven Agency, Inc.++            Director                    10/98 - Present

                                   Mellon Residential Funding Corp. +        Director                    4/97 - Present

                                   Mellon Bank, N.A.+                        Executive Vice President    2/94 - Present

                                   Mellon United National Bank               Director                    3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Dreyfus Financial Services Corp. +        Director                    9/96 - 4/02
                                                                             Chairman                    6/99 - 4/02
                                                                             Chief Executive Officer     6/99 - 4/02

                                   Dreyfus Investment Services Company LLC+  Manager                     11/01 - 12/02
                                                                             Chairman                    11/01 - 12/02
                                                                             Chief Executive Officer     11/01 - 12/02

Diane P. Durnin                    Seven Six Seven Agency, Inc. ++           Director                    4/02 - Present
Vice Chair and Director

Mark N. Jacobs                    Dreyfus Investment                        Director                    4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary
                                   The Dreyfus Trust Company+++              Director                    3/96 - Present

                                   The TruePenny Corporation++               President                   10/98 - Present
                                                                             Director                    3/96 - Present

Patrice M. Kozlowski               None
Senior Vice President -
Corporate
Communications

Gary Pierce                        None
Controller

Joseph W. Connolly                 The Dreyfus Family of Funds ++            Chief Compliance           10/04 - Present
Chief Compliance Officer                                                     Officer

                                   The Mellon Funds Trust ++                 Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Investment Advisors, Inc. ++      Chief Compliance           10/04 - Present
                                                                             Officer

                                   Lighhouse Growth Advisors, LLC ++         Chief Compliance           10/04 - Present
                                                                             Officer

                                   MBSC, LLC ++                              Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Service Corporation ++            Chief Compliance           10/04 - Present
                                                                             Officer

                                   Boston Service Corporation ++             Chief Compliance           10/04 - Present
                                                                             Officer

                                   Mellon Securities Services +              First Vice President       11/01 - 2/04

Anthony Mayo                       None
Vice President -
Information Systems

Theodore A. Schachar               Lighthouse Growth Advisors LLC++          Assistant Treasurer         9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++             Vice President - Tax        10/96 - Present

                                   MBSC, LLC++                               Vice President - Tax        4/02 - Present

                                   The Dreyfus Consumer Credit               Chairman                    6/99 - Present
                                   Corporation ++                            President                   6/99 - Present

                                   Dreyfus Investment Advisors,              Vice President - Tax        10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,             Vice President - - Tax      10/96 - Present
                                   Inc.++

Alex G. Sciulli                    AFCO Acceptance Corp.                     Vice President              05/94 - Present
Vice President                     110 William Street
                                   29th Floor
                                   New York, NY 10038-3901

                                   AFCO Credit Corp.                         Vice President              05/94 - Present
                                   110 William Street
                                   29th Floor
                                   New York, NY 10038-3901

                                   The Boston Company, Inc.*                 Vice President              09/01 - Present

                                   Dreyfus Service Corporation++             Vice President              11/01 - Present

                                   Dreyfus Transfer. Inc.++                  Vice President              11/01 - Present

                                   Founders Asset Management LLC****         Authorized Agent            12/01 - Present

                                   Franklin Portfolio Associates LLC*        Vice President              06/01 - Present

                                   Franklin Portfolio Holdings LLC*          Vice President              06/01 - Present

                                   Mellon Bank, N.A.+                        Senior Vice President       08/01 - Present

                                   Mellon HR Solutions LLC                   Vice President              06/02 - Present
                                   2100 N. Central Road
                                   Fort Lee, NJ 07024

                                   Mellon Human Resources  Investor         Vice President              03/04 - Present
                                   Solutions, Inc.+

                                   Mellon Private Trust Company, N.A.*       Vice President for          08/01 - Present
                                                                             Facilities
                                   Mellon Trust of California                Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon Trust of New England, N.A.*        Vice President              09/03 - Present

                                   Mellon Trust of New York, LLC             Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon Trust of Washington                Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon United National Bank               Vice President              09/01 - Present
                                   Mellon Financial Tower
                                   111 Brickell Avenue
                                   Miami, FL 33131

                                   Standish Mellon Asset Management LLC      Vice President              10/01 - Present
                                   One Financial Center
                                   Boston, MA 02210

                                   The Dreyfus Corporation++                 Vice President              11/01 - Present

                                   Katrena Corporation+                      Vice President              08/01 - Present

                                   Laurel Capital Advisors, LLP*             Vice President              08/01 - Present

                                   MBC Investments Corporation+              Vice President              08/01 - Present

                                   MFS Leasing Corp. +                       Vice President              08/01 - Present

                                   MMIP, LLC+                                Vice President              08/01 - Present

                                   Mellon Capital Management Corporation***  Vice President              08/01 - Present

                                   Mellon Equity Associates, LLP+            Vice President              08/01 - Present

                                   Mellon Financial Markets, LLC+            Vice President              08/01 - Present

                                   Mellon Financial Services                 Vice President              08/01 - Present
                                   Corporation #1+

                                   Mellon Financial Services                 Vice President              08/01 - Present
                                   Corporation #4+

                                   Mellon Funding Corporation+               Vice President              08/01 - Present

                                   Mellon Insurance Agency, Inc. +           Vice President              08/01 - Present

                                   Mellon International Investment           Vice President              08/01 - Present
                                   Corporation+

                                   Mellon International Leasing Company+     Vice President              08/01 - Present

                                   Mellon Leasing Corporation+               Vice President              08/01 - Present

                                   Mellon Overseas Investment Corporation+   Vice President              08/01 - Present

                                   Mellon Trust Company of Illinois+         Vice President              08/01 - Present

                                   Mellon VA Partners, LLC+                  Vice President              08/01 - Present

                                   Mellon Ventures, Inc. +                   Vice President              08/01 - Present

                                   Pontus, Inc. +                            Vice President              08/01 - Present

                                   Texas AP, Inc. +                          Vice President              08/01 - Present

James Bitetto                      The TruePenny Corporation++               Secretary                   9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++             Assistant Secretary         8/98 - Present

                                   Dreyfus Investment                        Assistant Secretary         7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                           Assistant Secretary         7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit               Vice President and          2/02 - Present
                                   Corporation++                             Director

*  The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

**  The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

***  The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

****  The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+  The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++  The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++  The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Item 27.       Principal Underwriters:

(a)           Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

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59.
60.
61.
62.
63.
64.
65.
66.
67.
68.
69.
70.
71.
72.
73.
74.
75.
76.
77.
78.
79.
80.
81.
82.
83.
84.
85.
86.
87.
88.
89.	Advantage Funds, Inc.
CitizensSelect Funds
Dreyfus A Bonds Plus, Inc.
Dreyfus Appreciation Fund, Inc.
Dreyfus BASIC Money Market Fund, Inc.
Dreyfus BASIC U.S. Mortgage Securities Fund
Dreyfus BASIC U.S. Government Money Market Fund
Dreyfus Bond Funds, Inc.
Dreyfus California Intermediate Municipal Bond Fund
Dreyfus California Tax Exempt Money Market Fund
Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Connecticut Intermediate Municipal Bond Fund
Dreyfus Connecticut Municipal Money Market Fund, Inc.
Dreyfus Fixed Income Securities
Dreyfus Florida Intermediate Municipal Bond Fund
Dreyfus Florida Municipal Money Market Fund
Dreyfus Founders Funds, Inc.
The Dreyfus Fund Incorporated
Dreyfus GNMA Fund, Inc.
Dreyfus Government Cash Management Funds
Dreyfus Growth and Income Fund, Inc.
Dreyfus Growth Opportunity Fund, Inc.
Dreyfus Index Funds, Inc.
Dreyfus Institutional Cash Advantage Funds
Dreyfus Institutional Money Market Fund
Dreyfus Institutional Preferred Money Market Funds
Dreyfus Insured Municipal Bond Fund, Inc.
Dreyfus Intermediate Municipal Bond Fund, Inc.
Dreyfus International Funds, Inc.
Dreyfus Investment Grade Funds, Inc.
Dreyfus Investment Portfolios
The Dreyfus/Laurel Funds, Inc.
The Dreyfus/Laurel Funds Trust
The Dreyfus/Laurel Tax-Free Municipal Funds
Dreyfus LifeTime Portfolios, Inc.
Dreyfus Liquid Assets, Inc.
Dreyfus Massachusetts Intermediate Municipal Bond Fund
Dreyfus Massachusetts Municipal Money Market Fund
Dreyfus Midcap Index Fund, Inc.
Dreyfus Money Market Instruments, Inc.
Dreyfus Municipal Bond Fund, Inc.
Dreyfus Municipal Cash Management Plus
Dreyfus Municipal Funds, Inc.
Dreyfus Municipal Money Market Fund, Inc.
Dreyfus New Jersey Intermediate Municipal Bond Fund
Dreyfus New Jersey Municipal Money Market Fund, Inc.
Dreyfus New York Municipal Cash Management
Dreyfus New York Tax Exempt Bond Fund, Inc.
Dreyfus New York Tax Exempt Intermediate Bond Fund
Dreyfus New York Tax Exempt Money Market Fund
Dreyfus U.S. Treasury Intermediate Term Fund
Dreyfus U.S. Treasury Long Term Fund
Dreyfus 100% U.S. Treasury Money Market Fund
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
Dreyfus Pennsylvania Municipal Money Market Fund
Dreyfus Premier California Tax Exempt Bond Fund, Inc.
Dreyfus Premier Equity Funds, Inc.
Dreyfus Premier Fixed Income Funds
Dreyfus Premier International Funds, Inc.
Dreyfus Premier GNMA Fund
Dreyfus Premier Manager Funds I
Dreyfus Premier Manager Funds II
Dreyfus Premier Municipal Bond Fund
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
Dreyfus Premier New York Municipal Bond Fund
Dreyfus Premier Opportunity Funds
Dreyfus Premier State Municipal Bond Fund
Dreyfus Premier Stock Funds
The Dreyfus Premier Third Century Fund, Inc.
The Dreyfus Premier Value Equity Funds
Dreyfus Premier Worldwide Growth Fund, Inc.
Dreyfus Short-Intermediate Government Fund
Dreyfus Premier Short-Intermediate Municipal Bond Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund, Inc.
Dreyfus Tax Exempt Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime Cash Management
Dreyfus Variable Investment Fund
Dreyfus Worldwide Dollar Money Market Fund, Inc.
General California Municipal Money Market Fund
General Government Securities Money Market Funds, Inc.
General Money Market Fund, Inc.
General Municipal Money Market Funds, Inc.
General New York Municipal Bond Fund, Inc.
General New York Municipal Money Market Fund
Mellon Funds Trust
Strategic Funds, Inc.

(b)

Name and Principal Business Address	Positions and Offices with the Distributor	Positions and Offices with the Registrant

Thomas F. Eggers *
J. David Officer *
Jon R. Baum*
J. Charles Cardona *
Prasanna Dhore *
William H. Maresca *
James Neiland*
Irene Papadoulis **
Noreen Ross *
Bret Young *
Gary Pierce *
Ken Bradle **
Sue Ann Cormack **
Marc S. Isaacson**
Matthew Perrone **
Bradley J. Skapyak *
Michael Schuermann **
Ronald Jamison*
Joseph W. Connolly*
Stephen Storen *
Maria Georgopoulos *
William Germenis *
Jill Gill*
Tracy Hopkins *
Mary Merkle *
Paul Molloy *
James Muir *
Anthony Nunez *
David Ray ***
Theodore A. Schachar *
William Schalda *
Alex G. Sciulli****
John Shea*
Susan Verbil*
William Verity*
James Windels *
James Bitetto *
Ken Christoffersen ***	Chief Executive Officer and Chairman of the Board
President and Director
Executive Vice President and Director
Executive Vice President and Director
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President and Director
Executive Vice President
Executive Vice President and Director
Chief Financial Officer and Director
Senior Vice President
Senior Vice President
Senior Vice President
Senior Vice President
Senior Vice President
Senior Vice President
Chief Legal Officer and Secretary
Chief Compliance Officer
Chief Compliance Officer
Vice President - Facilities Management
Vice President - Compliance
Vice President
Vice President
Vice President - Compliance
Vice President
Vice President - Compliance
Vice President - Finance
Vice President
Vice President - Tax
Vice President
Vice President
Vice President - Finance
Vice President - Finance
Vice President - Finance
Vice President
Assistant Secretary
Assistant Secretary	None
President
None
None
None
None
None
None
None
None
None
None
None
None
None
None
None
None
Chief Compliance Officer
None
None
AML Compliance Officer
None
None
None
None
None
None
None
None
None
None
None
None
None
Treasurer
VP and Assistant Secretary
None

* ** *** ****	Principal business address is 200 Park Avenue, New York, NY 10166.
Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28.      Location of Accounts and Records:

1.	The Bank of New York One Wall Street New York, New York 10286

2.	DST Systems, Inc. 1055 Broadway Kansas City, Missouri 64105

3.	The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Item 29.      Management Services:

Not Applicable.

Item 30.      Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 26th day of June, 2007.

DREYFUS CASH MANAGEMENT PLUS, INC. By: /s/ J. David Officer* J. David Officer President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	June 26, 2007

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	June 26, 2007

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	June 26, 2007

/s/ David W. Burke* David W. Burke	Board Member	June 26, 2007

/s/ Isabel P. Dunst* Isabel P. Dunst	Board Member	June 26, 2007

/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Board Member	June 26, 2007

/s/ Warren B. Rudman * Warren B. Rudman	Board Member	June 26, 2007

*By: /s/ John B. Hammalian John B. Hammalian Attorney-in-Fact

Exhibit Index

(a)(3) (j) (m) (n)	Articles Supplementary Consent of Independent Registered Accounting Firm Rule 12b-1 Service Plan Rule 18f-3 Plan